UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022 through June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Reports. Not Applicable. Notices do not incorporate disclosures from the shareholder report.

Annual Report
J.P. Morgan Mid Cap/Multi-Cap Funds
June 30, 2023
JPMorgan Growth Advantage Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
August 11, 2023 (Unaudited)
Dear Shareholder,
Equity markets largely delivered solid returns for the twelve months ended June 30, 2023 on the back of buoyant corporate earnings, continued economic growth and receding inflationary pressures. Even as the U.S. Federal Reserve raised interest rates in an effort to cool the economy, the unemployment rate remained below 4% and consumer and business spending was generally higher than many economists expected.

“Equity markets delivered strong
returns during the first half of 2023,
with investors who remained fully
invested likely benefitting. Going
forward, we believe investors may be
best served by maintaining a
long-term view and holding a
well-diversified portfolio.”
— Brian S. Shlissel

Among financial markets, the performance of leading equity indexes was mixed through the second half of 2022. However, the S&P 500 Index generated positive performance every month except February in the first half of 2023. Large cap growth stocks generally outperformed other sectors of the market for the twelve-months ended June 30, 2023, partly due to investor demand for shares of large information technology companies. Leading mid cap and small cap equity indexes – both growth and value - posted positive performance for the period. Notably, the collapse of three U.S. regional banks in March 2023 put pressure on equities in the broader financial sector but the responses by multiple U.S. regulatory agencies as well as leading central banks appear to have limited further volatility in the banking industry.
With the exception of its June 2023 meeting, the U.S. Federal Reserve (the “Fed”) raised benchmark interest rates at 10 consecutive meetings since commencing its tightening monetary policy in mid-March 2022, and subsequently raised rates again in July 2023.  Meanwhile, U.S. inflation, as measured by the Consumer Price Index, fell from 40-year highs in mid-2022 to 3.0% in June 2023. U.S. gross domestic product (GDP) remained positive throughout the 12-month period and even rebounded to an annualized rate of 2.4% in the second quarter of 2023 from 2.0% in the first quarter. While the overall trend in consumer spending was downward, consumption was better than economists generally expected and business fixed investment in equipment, facilities and software in the second quarter of 2023 increased at the fastest pace since the start of 2022.
Though inflation remained above the Fed’s stated target of 2% annual growth during the twelve-month period, the declining trend in price growth may allow the Fed to end its policy tightening sooner than expected. Moreover, the resiliency of the U.S. economy in the face of the highest interest rates since 2001 could allow the economy to cool without GDP tipping into negative territory or leading to wide-spread job losses.
Certainly, there are factors that remain the focus of investor concerns. The war in Ukraine has continued, without demonstrative progress toward an eventual peace settlement or even a ceasefire.  Elsewhere, China’s economy is experiencing weak growth and record high unemployment, and falling prices have raised economists’ worries about the potential for a deflationary spiral in the world’s second largest economy.  In the U.S., the run-up to the 2024 presidential election has the potential to increase global political and economic uncertainty.
Equity markets delivered strong returns during the first half of 2023, with investors who remained fully invested likely benefitting. Going forward, we believe investors may be best served by maintaining a long-term view and holding a well-diversified portfolio. Our suite of investment solutions seeks to provide investors with ability to build durable portfolios that can meet their financial goals.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Funds
J.P. Morgan Asset Management
1-800-480-4111 or www.jpmorganfunds.com for more information

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	1

J.P. Morgan Mid Cap/Multi-Cap Funds
MARKET OVERVIEW
TWELVE MONTHS ENDED June 30, 2023 (Unaudited)
Equity markets largely generated positive returns for the twelve-month period as consumer spending, manufacturing and corporate earnings remained resilient in the face of rising interest rates and slowing economic growth. While leading equity indexes were mixed on a month-to-month basis, the overall trend was toward a rebound from the sell-off that marked the first half of 2022.
Following a sharp sell-off in August and September 2022 that coincided with U.S. Federal Reserve policy guidance on further interest rate increases, equity prices largely stabilized. Corporate earnings for both the second and third quarters of 2022 were generally better than expected given a cooling economy and slowing consumer spending. By the start of 2023, economic data showed some inflationary pressures had eased.
Across Europe, the energy crisis that followed Russia’s invasion of Ukraine in late February 2022 eased somewhat in the second half of 2022 as both the U.K. and the EU obtained alternatives to Russian energy imports and global energy prices began to recede. A political crisis in the U.K. roiled financial markets in London but the ascension of Rishi Sunak to prime minister appeared to remove some investor uncertainty by the end of 2022.
Meanwhile, leading central banks largely continued to raise interest rates during the twelve-month period. Notably, the European Central Bank initiated its monetary tightening policy in September 2022, with its first rate increase in eleven years and the largest increase in the bank’s history. The U.S. Federal Reserve declined to raise interest rates at its June 2023 meeting, though it stated it would raise rates further in 2023 as needed.
While financial market volatility receded from 2022 levels, it remained elevated in the face of investor uncertainty about interest rates. In March 2023, the financial sector was roiled by the failures of Silicon Valley Bank and First Republic Bank in the U.S., and Credit Suisse Group AG in Switzerland. In each instance, government regulators moved to prevent further contagion within the financials sector.

2	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

JPMorgan Growth Advantage Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	25.46%
Russell 3000 Growth Index	26.60%
Net Assets as of 6/30/2023 (In Thousands)	$15,900,620
INVESTMENT OBJECTIVE **
The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class A Shares, without a sales charge, underperformed the Russell 3000 Growth Index (the “Benchmark”) for the twelve months ended June 30, 2023.
The Fund’s security selection in the financials and information technology sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the industrials and health care sectors was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in Catalent Inc., Zoom Video Communications Inc. and its out-of-Benchmark position in First Republic Bank. Shares of Catalent, a pharmaceuticals maker, fell after the company lowered its 2023 earnings forecast, citing productivity and operational problems. Shares of Zoom Video Communications, a video conferencing service provider, fell amid investor concerns about the growth outlook for the company’s core business. Shares of First Republic Bank, a regional bank based in San Francisco, Calif., fell as the company neared collapse before U.S. regulators arranged its acquisition by JPMorgan Chase & Co.
Leading individual contributors to relative performance included the Fund’s overweight positions in Horizon Therapeutics PLC, Nvidia Corp. and Exact Sciences Corp. Shares of Horizon Therapeutics PLC, a pharmaceuticals developer based in Ireland, rose after the company agreed to be acquired by Amgen Inc. Shares of Nvidia, a semiconductor manufacturer, rose amid investor expectations for rising demand for the company’s artificial intelligence technology. Shares of Exact Sciences, a developer of cancer screening and medical diagnostics, rose after the company raised its 2023 earnings forecasts and amid better-than-expected quarterly results during the period.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF June 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	10.2%
2.	Apple, Inc.	8.9
3.	NVIDIA Corp.	5.4
4.	Amazon.com, Inc.	5.0
5.	Alphabet, Inc., Class C	4.6
6.	Meta Platforms, Inc., Class A	3.9
7.	Mastercard, Inc., Class A	3.3
8.	Tesla, Inc.	3.2
9.	Intuit, Inc.	1.6
10.	Palo Alto Networks, Inc.	1.6

PORTFOLIO COMPOSITION BY SECTOR AS OF June 30, 2023	PERCENT OF TOTAL INVESTMENTS
Information Technology	40.8%
Consumer Discretionary	13.8
Health Care	11.3
Communication Services	10.9
Industrials	10.7
Financials	7.4
Energy	2.1
Consumer Staples	1.1
Others (each less than 1.0%)	0.5
Short-Term Investments	1.4

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	3

JPMorgan Growth Advantage Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2023

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge *		18.86%	13.76%	15.65%
Without Sales Charge		25.46	14.99	16.28
CLASS C SHARES	May 1, 2006
With CDSC **		23.80	14.40	15.81
Without CDSC		24.80	14.40	15.81
CLASS I SHARES	May 1, 2006	25.75	15.27	16.53
CLASS R2 SHARES	July 31, 2017	25.08	14.68	15.98
CLASS R3 SHARES	May 31, 2017	25.41	14.97	16.27
CLASS R4 SHARES	May 31, 2017	25.74	15.27	16.56
CLASS R5 SHARES	January 8, 2009	25.92	15.44	16.73
CLASS R6 SHARES	December 23, 2013	26.02	15.56	16.84

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (6/30/13 TO 6/30/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R2 and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.
Returns for Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses to Class I Shares.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 and Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund and the Russell 3000 Growth Index from June 30, 2013 to June 30, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

JPMorgan Mid Cap Equity Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	13.99%
Russell Midcap Index	14.92%
Net Assets as of 6/30/2023 (In Thousands)	$3,557,761
INVESTMENT OBJECTIVE **
The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the Russell Midcap Index (the “Benchmark”) for the twelve months ended June 30, 2023.
The Fund’s security selection in the consumer discretionary and utilities sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the health care and materials sectors was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in Newell Brands Inc., M&T Bank Corp. and Jazz Pharmaceuticals PLC. Shares of Newell Brands, a consumer housewares manufacturer, fell after the company reported weaker-than-expected sales forecasts, reduced its quarterly dividend and reported lower-than-expected earnings for the first quarter of 2023. Shares of M&T Bank, a regional bank based in Buffalo, N.Y., fell amid volatility in the regional banking sector following the failure of Silicon Valley Bank in March 2023. Shares of Jazz Pharmaceuticals, a drug development company, fell after the company reported lower-than-expected earnings and revenue for the first quarter of 2023.
Leading individual contributors to relative performance included the Fund’s overweight positions in Hubbell Inc., Jabil Inc. and MongoDB Inc. Shares of Hubbell, an electrical components and equipment manufacturer, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2023. Shares of Jabil, a provider of electronics manufacturing services, rose after the company reported better-than-expected earnings and revenue for its fiscal third quarter. Shares of MongoDB, a data base and internet services provider, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2023, and amid investor expectations the company would benefit from increased demand for artificial intelligence technologies.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models they deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF June 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Hubbell, Inc.	1.4%
2.	AMETEK, Inc.	1.3
3.	Ameriprise Financial, Inc.	1.2
4.	ITT, Inc.	1.1
5.	Xcel Energy, Inc.	1.0
6.	Raymond James Financial, Inc.	1.0
7.	AmerisourceBergen Corp.	1.0
8.	Loews Corp.	1.0
9.	Copart, Inc.	1.0
10.	Jabil, Inc.	0.9

PORTFOLIO COMPOSITION BY SECTOR AS OF June 30, 2023	PERCENT OF TOTAL INVESTMENTS
Financials	17.0%
Industrials	16.8
Health Care	14.1
Information Technology	12.6
Consumer Discretionary	11.2
Real Estate	6.4
Utilities	4.4
Materials	3.7
Energy	3.0
Consumer Staples	2.9
Communication Services	2.8
Short-Term Investments	5.1

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	5

JPMorgan Mid Cap Equity Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2023 (Unaudited) (continued)

the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

6	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2023

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge *		7.74%	8.26%	10.16%
Without Sales Charge		13.70	9.44	10.76
CLASS C SHARES	November 2, 2009
With CDSC **		12.14	8.89	10.32
Without CDSC		13.14	8.89	10.32
CLASS I SHARES	January 1, 1997	13.99	9.71	11.08
CLASS R2 SHARES	March 14, 2014	13.43	9.17	10.50
CLASS R5 SHARES	March 14, 2014	14.15	9.88	11.22
CLASS R6 SHARES	March 14, 2014	14.28	9.99	11.30

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (6/30/13 TO 6/30/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.
Returns for Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Mid Cap Equity Fund and the Russell Midcap Index from June 30, 2013 to June 30, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the bench mark, if applicable. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	7

JPMorgan Mid Cap Growth Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	19.84%
Russell Midcap Growth Index	23.13%
Net Assets as of 6/30/2023 (In Thousands)	$9,460,892
INVESTMENT OBJECTIVE **
The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the Russell Midcap Growth Index (the “Benchmark”) for the twelve months ended June 30, 2023.
The Fund’s security selection in the financials and consumer discretionary sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the industrials sector and its underweight position in the materials sector were leading contributors to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight position in Catalent Inc., and its out-of-Benchmark positions in First Republic Bank and Centene Corp. Shares of Catalent, a pharmaceuticals maker, fell after the company lowered its 2023 earnings forecast, citing productivity and operational problems. Shares of First Republic Bank, a regional bank based in San Francisco, Calif., fell as the company neared collapse before U.S. regulators arranged its takeover by JPMorgan Chase & Co. Shares of Centene, a managed health care provider, fell after the company lowered its forecast for 2024 results amid rising costs.
Leading individual contributors to relative performance included the Fund’s overweight positions in Exact Sciences Corp., Horizon Therapeutics PLC and Royal Caribbean Cruises Ltd. Shares of Exact Sciences, a developer of cancer screening and medical diagnostics, rose after the company raised its 2023 earnings forecasts and amid better-than-expected quarterly results during the period.  Shares of Horizon Therapeutics PLC, a pharmaceuticals developer based in Ireland, rose after the company agreed to be acquired by Amgen Inc. Shares of Royal Caribbean Cruises, a cruise ship operator, rose amid strong growth in bookings during the second half of the period.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF June 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Copart, Inc.	2.4%
2.	Dexcom, Inc.	2.2
3.	MongoDB, Inc.	2.0
4.	Cheniere Energy, Inc.	2.0
5.	Trade Desk, Inc. (The), Class A	2.0
6.	Quanta Services, Inc.	1.9
7.	Ross Stores, Inc.	1.9
8.	Palo Alto Networks, Inc.	1.6
9.	Trane Technologies plc	1.6
10.	HubSpot, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR AS OF June 30, 2023	PERCENT OF TOTAL INVESTMENTS
Health Care	23.9%
Information Technology	22.1
Industrials	20.1
Consumer Discretionary	13.3
Financials	9.7
Energy	3.6
Communication Services	3.1
Others (each less than 1.0%)	1.2
Short-Term Investments	3.0

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

8	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2023

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge *		13.25%	9.95%	11.86%
Without Sales Charge		19.53	11.14	12.46
CLASS C SHARES	November 4, 1997
With CDSC **		17.91	10.59	12.02
Without CDSC		18.91	10.59	12.02
CLASS I SHARES	March 2, 1989	19.84	11.47	12.80
CLASS R2 SHARES	June 19, 2009	19.15	10.84	12.21
CLASS R3 SHARES	September 9, 2016	19.43	11.12	12.45
CLASS R4 SHARES	September 9, 2016	19.73	11.40	12.73
CLASS R5 SHARES	November 1, 2011	19.95	11.61	12.95
CLASS R6 SHARES	November 1, 2011	20.03	11.68	13.01

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (6/30/13 TO 6/30/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for the Class R3 and Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. Prior performance for Class R3 and Class R4 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund and the Russell Midcap Growth Index from June 30, 2013 to June 30, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	9

JPMorgan Mid Cap Value Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares) *	10.11%
Russell Midcap Value Index	10.50%
Net Assets as of 6/30/2023 (In Thousands)	$13,469,542
INVESTMENT OBJECTIVE**
The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class L Shares underperformed the Russell Midcap Value Index (the “Benchmark”) for the twelve months ended June 30, 2023.
The Fund’s security selection in the consumer discretionary and utilities sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the financials and information technology sectors was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in Newell Brands Inc., M&T Bank Corp. and Liberty Broadband Corp. Shares of Newel Brands, a consumer housewares manufacturer, fell after the company issued weaker-than-expected sales forecasts, reduced its quarterly dividend and reported lower-than-expected earnings for the first quarter of 2023. Shares of M&T Bank, a regional bank based in Buffalo, N.Y., fell amid volatility in the regional banking sector following the failure of Silicon Valley Bank in March 2023. Shares of Liberty Broadband, a cable and satellite TV provider, fell after the company reported consecutive quarters of lower-than-expected earnings and revenue.
Leading individual contributors to relative performance included the Fund’s overweight positions in Hubbell Inc., Lincoln Electric Holdings Inc. and First Citizens BancShares Inc.
Shares of Hubbell, an electrical components and equipment manufacturer, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2023. Shares of Lincoln Electric Holdings, an industrials machinery manufacturer, rose amid consecutive quarters of better-than-expected earnings and revenue during the period. Shares of First Citizens BancShares, a diversified banking company, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2023, following its acquisition of failed Silicon Valley Bank.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF June 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Ameriprise Financial, Inc.	2.0%
2.	Xcel Energy, Inc.	1.8
3.	AmerisourceBergen Corp.	1.7
4.	Loews Corp.	1.7
5.	Snap-on, Inc.	1.6
6.	Hubbell, Inc.	1.6
7.	Martin Marietta Materials, Inc.	1.6
8.	CMS Energy Corp.	1.6
9.	WEC Energy Group, Inc.	1.6
10.	M&T Bank Corp.	1.6

PORTFOLIO COMPOSITION BY SECTOR AS OF June 30, 2023	PERCENT OF TOTAL INVESTMENTS
Financials	22.5%
Industrials	15.1
Real Estate	10.8
Consumer Discretionary	10.4
Health Care	8.1
Utilities	7.5
Information Technology	6.6
Materials	6.2
Consumer Staples	4.4
Communication Services	2.8
Energy	2.7
Short-Term Investments	2.9

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in

10	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	11

JPMorgan Mid Cap Value Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2023

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge *		3.91%	5.31%	7.78%
Without Sales Charge		9.66	6.45	8.37
CLASS C SHARES	April 30, 2001
With CDSC **		8.10	5.91	7.93
Without CDSC		9.10	5.91	7.93
CLASS I SHARES	October 31, 2001	9.92	6.71	8.64
CLASS L SHARES	November 13, 1997	10.11	6.93	8.88
CLASS R2 SHARES	November 3, 2008	9.36	6.17	8.08
CLASS R3 SHARES	September 9, 2016	9.65	6.44	8.37
CLASS R4 SHARES	September 9, 2016	9.90	6.71	8.63
CLASS R5 SHARES	September 9, 2016	10.08	6.87	8.83
CLASS R6 SHARES	September 9, 2016	10.20	6.98	8.90

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (6/30/13 TO 6/30/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower because Class R4 Shares have higher expenses than Class I Shares.
Returns for the Class R5 and R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been lower than those shown because Class R5 Shares have higher expenses than Class L Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses to Class L Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund and the Russell Midcap
Value Index from June 30, 2013 to June 30, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Mid-cap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

JPMorgan Value Advantage Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares) *	7.44%
Russell 3000 Value Index	11.22%
Net Assets as of 6/30/2023 (In Thousands)	$9,087,411
INVESTMENT OBJECTIVE**
The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class L Shares underperformed the Russell 3000 Value Index (the “Benchmark”) for the twelve months ended June 30, 2023.
The Fund’s security selection in the financials and industrials sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the health care and utilities sectors was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in M&T Bank Corp. and Newell Brands Inc., and its out-of-Benchmark position in AbbVie Inc. Shares of M&T Bank, a regional bank based in Buffalo, N.Y., fell amid volatility in the regional banking sector following the failure of Silicon Valley Bank in March 2023. Shares of Newell Brands, a consumer housewares manufacturer, fell after the company issued weaker-than-expected sales forecasts, reduced its quarterly dividend and reported lower-than-expected earnings for the first quarter of 2023. Shares of AbbVie, a pharmaceuticals developer, fell amid increased competition from generic drug makers for the company’s immunosuppressant drug, Humira.
Leading individual contributors to relative performance included the Fund’s underweight position in Pfizer Inc., and its overweight positions in Martin Marietta Materials Inc. and Dick’s Sporting Goods Inc. Shares of Pfizer, a pharmaceuticals manufacturer not held in the fund, fell amid investor concerns that the U.S. Federal Trade Commission could seek to block the company’s planned $43 billion acquisition of Seagen Inc. and investor concerns about lower drug prices under new U.S. Medicare program rules. Shares of Martin Marietta Materials, a construction materials provider, rose amid consecutive quarters of better-than-expected earnings and revenue during the period. Shares of Dick’s Sporting Goods, a recreational products and apparel retail chain, rose amid consecutive quarters of better-than-expected earnings and revenue during the period.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’
view, significant levels of free cash flow.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF June 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Berkshire Hathaway, Inc., Class B	3.1%
2.	Capital One Financial Corp.	2.3
3.	Wells Fargo & Co.	2.1
4.	Chevron Corp.	2.0
5.	Bank of America Corp.	1.9
6.	Bristol-Myers Squibb Co.	1.8
7.	ConocoPhillips	1.7
8.	M&T Bank Corp.	1.7
9.	Loews Corp.	1.7
10.	AmerisourceBergen Corp.	1.6

PORTFOLIO COMPOSITION BY SECTOR AS OF June 30, 2023	PERCENT OF TOTAL INVESTMENTS
Financials	24.6%
Health Care	14.0
Industrials	9.6
Real Estate	9.1
Consumer Discretionary	7.8
Energy	7.8
Consumer Staples	5.9
Communication Services	4.7
Information Technology	4.2
Utilities	4.0
Materials	3.9
Short-Term Investments	4.4

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	13

JPMorgan Value Advantage Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2023 (Unaudited) (continued)

the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

14	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2023

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
With Sales Charge *		1.40%	6.16%	7.99%
Without Sales Charge		7.03	7.31	8.58
CLASS C SHARES	February 28, 2005
With CDSC **		5.47	6.78	8.15
Without CDSC		6.47	6.78	8.15
CLASS I SHARES	February 28, 2005	7.29	7.58	8.85
CLASS L SHARES	February 28, 2005	7.44	7.74	9.06
CLASS R2 SHARES	July 31, 2017	6.75	7.05	8.31
CLASS R3 SHARES	September 9, 2016	7.03	7.31	8.58
CLASS R4 SHARES	September 9, 2016	7.29	7.58	8.85
CLASS R5 SHARES	September 9, 2016	7.45	7.74	9.05
CLASS R6 SHARES	September 9, 2016	7.54	7.85	9.12

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (6/30/13 TO 6/30/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.
Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.
Returns for the Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns for Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses to Class L Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund and the Russell 3000
Value Index from June 30, 2013 to June 30, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	15

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Automobiles — 3.2%
Tesla, Inc. *	1,976	517,339
Beverages — 0.6%
Constellation Brands, Inc., Class A	370	90,960
Biotechnology — 3.4%
Alnylam Pharmaceuticals, Inc. *	531	100,838
Exact Sciences Corp. *	1,636	153,579
Natera, Inc. *	1,053	51,232
Regeneron Pharmaceuticals, Inc. *	330	237,211
		542,860
Broadline Retail — 5.0%
Amazon.com, Inc. *	6,074	791,799
Building Products — 1.1%
Trane Technologies plc	902	172,490
Capital Markets — 3.1%
Blackstone, Inc.	1,692	157,307
Morgan Stanley	1,594	136,151
S&P Global, Inc.	498	199,661
		493,119
Commercial Services & Supplies — 1.4%
Copart, Inc. *	2,514	229,341
Communications Equipment — 0.4%
Arista Networks, Inc. *	398	64,446
Construction & Engineering — 2.0%
AECOM	906	76,762
Quanta Services, Inc.	1,215	238,573
		315,335
Electrical Equipment — 2.0%
AMETEK, Inc.	1,000	161,897
Hubbell, Inc.	491	162,852
		324,749
Electronic Equipment, Instruments & Components — 1.2%
Jabil, Inc.	1,076	116,096
Keysight Technologies, Inc. *	409	68,495
		184,591
Energy Equipment & Services — 0.7%
TechnipFMC plc (United Kingdom) *	6,359	105,689
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — 1.4%
Netflix, Inc. *	381	167,966
Take-Two Interactive Software, Inc. *	406	59,757
		227,723
Financial Services — 3.3%
Mastercard, Inc., Class A	1,341	527,342
Ground Transportation — 1.6%
Old Dominion Freight Line, Inc.	208	76,665
Uber Technologies, Inc. *	3,960	170,962
		247,627
Health Care Equipment & Supplies — 3.7%
Cooper Cos., Inc. (The)	350	134,155
Dexcom, Inc. *	1,121	144,071
Insulet Corp. *	330	95,174
Intuitive Surgical, Inc. *	651	222,477
		595,877
Health Care Providers & Services — 1.4%
UnitedHealth Group, Inc.	457	219,653
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc. *	58	156,152
Hilton Worldwide Holdings, Inc.	1,023	148,949
		305,101
Household Durables — 0.5%
Garmin Ltd.	757	78,908
Insurance — 1.0%
Progressive Corp. (The)	1,199	158,764
Interactive Media & Services — 8.5%
Alphabet, Inc., Class C *	6,083	735,898
Meta Platforms, Inc., Class A *	2,144	615,274
		1,351,172
IT Services — 1.8%
MongoDB, Inc. *	446	183,498
Snowflake, Inc., Class A *	543	95,472
		278,970
Life Sciences Tools & Services — 1.1%
Mettler-Toledo International, Inc. *	52	67,574
Thermo Fisher Scientific, Inc.	205	107,217
		174,791
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.7%
Deere & Co.	340	137,743
Ingersoll Rand, Inc.	2,073	135,498
		273,241
Media — 1.0%
Trade Desk, Inc. (The), Class A *	2,049	158,239
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	1,917	76,697
Oil, Gas & Consumable Fuels — 1.4%
Cheniere Energy, Inc.	751	114,451
EOG Resources, Inc.	969	110,854
		225,305
Personal Care Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	392	76,895
Pharmaceuticals — 1.7%
Eli Lilly & Co.	406	190,116
Royalty Pharma plc, Class A	2,615	80,392
		270,508
Professional Services — 0.6%
Equifax, Inc.	419	98,627
Semiconductors & Semiconductor Equipment — 9.5%
Advanced Micro Devices, Inc. *	1,485	169,192
Entegris, Inc.	985	109,127
Lam Research Corp.	264	169,498
Marvell Technology, Inc.	1,668	99,726
NVIDIA Corp.	2,034	860,489
SolarEdge Technologies, Inc. *	399	107,355
		1,515,387
Software — 19.1%
Cadence Design Systems, Inc. *	391	91,602
Confluent, Inc., Class A *	3,501	123,632
Crowdstrike Holdings, Inc., Class A *	544	79,853
HashiCorp, Inc., Class A *	1,757	46,010
HubSpot, Inc. *	255	135,653
Intuit, Inc.	557	255,084
Microsoft Corp.	4,770	1,624,337
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued
Oracle Corp.	981	116,865
Palo Alto Networks, Inc. *	978	249,807
ServiceNow, Inc. *	218	122,599
Synopsys, Inc. *	202	88,150
Workday, Inc., Class A *	467	105,538
		3,039,130
Specialty Retail — 2.6%
Lowe's Cos., Inc.	757	170,891
Ross Stores, Inc.	1,090	122,207
TJX Cos., Inc. (The)	1,344	113,954
		407,052
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc.	7,312	1,418,338
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc. *	244	92,301
Trading Companies & Distributors — 0.4%
Air Lease Corp.	1,415	59,229
Total Common Stocks (Cost $8,686,358)		15,709,595
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.23% (a) (b) (Cost $228,999)	228,969	229,015
Total Investments — 100.2% (Cost $8,915,357)		15,938,610
Liabilities in Excess of Other Assets — (0.2)%		(37,990)
NET ASSETS — 100.0%		15,900,620

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	17

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.6%
Aerospace & Defense — 0.4%
HEICO Corp., Class A	113	15,848
Banks — 4.3%
Citizens Financial Group, Inc.	689	17,973
Fifth Third Bancorp	896	23,483
First Citizens BancShares, Inc., Class A	17	21,638
Huntington Bancshares, Inc.	2,484	26,777
M&T Bank Corp.	271	33,527
Regions Financial Corp.	1,683	29,989
		153,387
Beverages — 1.2%
Constellation Brands, Inc., Class A	114	28,130
Keurig Dr Pepper, Inc.	489	15,288
		43,418
Biotechnology — 2.4%
Alnylam Pharmaceuticals, Inc. *	74	14,083
Apellis Pharmaceuticals, Inc. *	73	6,634
Exact Sciences Corp. *	186	17,491
Exelixis, Inc. *	466	8,910
Natera, Inc. *	210	10,237
Neurocrine Biosciences, Inc. *	97	9,155
Sarepta Therapeutics, Inc. *	65	7,376
Seagen, Inc. *	57	10,991
		84,877
Broadline Retail — 0.1%
Etsy, Inc. *	56	4,700
Building Products — 2.0%
Carlisle Cos., Inc.	80	20,441
Fortune Brands Innovations, Inc.	381	27,430
Trane Technologies plc	118	22,577
		70,448
Capital Markets — 6.5%
Ameriprise Financial, Inc.	131	43,412
Ares Management Corp.	206	19,851
FactSet Research Systems, Inc.	25	10,056
LPL Financial Holdings, Inc.	82	17,881
Morningstar, Inc.	31	6,063
MSCI, Inc.	35	16,629
Northern Trust Corp.	187	13,865
Raymond James Financial, Inc.	361	37,461
S&P Global, Inc.	34	13,491
State Street Corp.	351	25,656
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
T. Rowe Price Group, Inc. (a)	141	15,759
Tradeweb Markets, Inc., Class A	167	11,472
		231,596
Chemicals — 0.9%
Celanese Corp.	88	10,177
RPM International, Inc.	261	23,441
		33,618
Commercial Services & Supplies — 1.6%
Cintas Corp.	30	14,806
Copart, Inc. *	387	35,325
MSA Safety, Inc.	33	5,733
		55,864
Communications Equipment — 0.6%
Arista Networks, Inc. *	33	5,385
Motorola Solutions, Inc.	58	17,029
		22,414
Construction & Engineering — 1.3%
AECOM	128	10,877
Quanta Services, Inc.	141	27,734
Valmont Industries, Inc.	33	9,536
		48,147
Construction Materials — 1.0%
Martin Marietta Materials, Inc.	74	34,303
Consumer Finance — 0.5%
Discover Financial Services	146	17,113
Consumer Staples Distribution & Retail — 1.1%
Kroger Co. (The)	334	15,668
US Foods Holding Corp. *	507	22,322
		37,990
Containers & Packaging — 1.6%
Ball Corp. (a)	227	13,230
Packaging Corp. of America	161	21,300
Silgan Holdings, Inc.	456	21,350
		55,880
Distributors — 1.7%
Genuine Parts Co.	103	17,358
LKQ Corp.	528	30,799
Pool Corp.	34	12,835
		60,992
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	123	11,342
Diversified REITs — 0.4%
WP Carey, Inc.	206	13,925
Electric Utilities — 2.0%
Edison International	248	17,186
PG&E Corp. *	892	15,421
Xcel Energy, Inc.	607	37,737
		70,344
Electrical Equipment — 3.3%
Acuity Brands, Inc.	114	18,632
AMETEK, Inc.	285	46,104
Hubbell, Inc.	158	52,520
		117,256
Electronic Equipment, Instruments & Components — 4.0%
Amphenol Corp., Class A	309	26,281
CDW Corp.	156	28,550
Jabil, Inc.	326	35,150
Keysight Technologies, Inc. *	58	9,717
Teledyne Technologies, Inc. *	73	30,045
Zebra Technologies Corp., Class A *	45	13,240
		142,983
Energy Equipment & Services — 0.3%
TechnipFMC plc (United Kingdom) *	651	10,817
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	208	30,650
Financial Services — 1.9%
FleetCor Technologies, Inc. *	75	18,776
Global Payments, Inc.	62	6,104
MGIC Investment Corp.	1,076	16,993
Remitly Global, Inc. *	518	9,740
Voya Financial, Inc.	224	16,077
		67,690
Food Products — 0.4%
Post Holdings, Inc. *	158	13,704
Gas Utilities — 0.4%
National Fuel Gas Co.	272	13,995
Ground Transportation — 1.0%
JB Hunt Transport Services, Inc.	60	10,830
INVESTMENTS	SHARES (000)	VALUE ($000)

Ground Transportation — continued
Old Dominion Freight Line, Inc.	37	13,884
Uber Technologies, Inc. *	235	10,148
		34,862
Health Care Equipment & Supplies — 4.7%
Align Technology, Inc. *	49	17,321
Cooper Cos., Inc. (The)	34	13,050
Dexcom, Inc. *	247	31,690
Globus Medical, Inc., Class A *	190	11,289
Hologic, Inc. *	143	11,609
IDEXX Laboratories, Inc. *	34	17,341
Insulet Corp. *	68	19,593
ResMed, Inc.	42	9,244
Shockwave Medical, Inc. *	32	9,177
Zimmer Biomet Holdings, Inc.	174	25,276
		165,590
Health Care Providers & Services — 4.5%
Acadia Healthcare Co., Inc. *	153	12,192
AmerisourceBergen Corp.	189	36,270
Centene Corp. *	190	12,843
Henry Schein, Inc. *	407	32,972
Laboratory Corp. of America Holdings	83	19,986
McKesson Corp.	33	14,304
Quest Diagnostics, Inc.	127	17,867
Universal Health Services, Inc., Class B	77	12,155
		158,589
Health Care REITs — 0.3%
Ventas, Inc.	193	9,111
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	489	8,231
Hotels, Restaurants & Leisure — 2.9%
Aramark	165	7,098
Chipotle Mexican Grill, Inc. *	5	11,149
Darden Restaurants, Inc.	110	18,403
Domino's Pizza, Inc.	42	14,165
Expedia Group, Inc. *	153	16,769
Hilton Worldwide Holdings, Inc.	138	20,104
Las Vegas Sands Corp. *	123	7,130
Royal Caribbean Cruises Ltd. *	88	9,089
		103,907
Household Durables — 1.1%
Garmin Ltd.	75	7,846
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	19

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2023 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
Helen of Troy Ltd. *	61	6,603
Mohawk Industries, Inc. *	137	14,088
Newell Brands, Inc.	1,046	9,100
		37,637
Household Products — 0.3%
Energizer Holdings, Inc.	339	11,396
Industrial REITs — 0.2%
Rexford Industrial Realty, Inc.	172	8,957
Insurance — 4.2%
Arch Capital Group Ltd. *	398	29,794
Arthur J Gallagher & Co.	46	10,038
Globe Life, Inc.	125	13,674
Hartford Financial Services Group, Inc. (The)	334	24,078
Loews Corp.	609	36,186
Progressive Corp. (The)	77	10,221
RenaissanceRe Holdings Ltd. (Bermuda)	38	7,042
WR Berkley Corp.	285	16,948
		147,981
Interactive Media & Services — 0.6%
IAC, Inc. *	369	23,172
IT Services — 1.6%
GoDaddy, Inc., Class A *	254	19,083
MongoDB, Inc. *	72	29,439
Snowflake, Inc., Class A *	54	9,594
		58,116
Life Sciences Tools & Services — 2.3%
10X Genomics, Inc., Class A *	99	5,509
Agilent Technologies, Inc.	165	19,910
IQVIA Holdings, Inc. *	85	19,116
Mettler-Toledo International, Inc. *	13	17,152
West Pharmaceutical Services, Inc.	50	18,988
		80,675
Machinery — 6.1%
Dover Corp.	150	22,198
IDEX Corp.	92	19,753
Ingersoll Rand, Inc.	199	13,028
ITT, Inc.	432	40,255
Lincoln Electric Holdings, Inc.	149	29,589
Middleby Corp. (The) *	175	25,854
Snap-on, Inc.	121	34,896
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Timken Co. (The)	230	21,006
Toro Co. (The)	116	11,771
		218,350
Media — 1.4%
Liberty Media Corp.-Liberty SiriusXM, Class C *	669	21,885
Trade Desk, Inc. (The), Class A *	368	28,455
		50,340
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	401	16,021
Multi-Utilities — 2.1%
CMS Energy Corp.	576	33,867
Sempra Energy	52	7,600
WEC Energy Group, Inc.	382	33,679
		75,146
Office REITs — 0.3%
Boston Properties, Inc. (a)	206	11,846
Oil, Gas & Consumable Fuels — 2.8%
Cheniere Energy, Inc.	189	28,814
Coterra Energy, Inc.	617	15,601
Diamondback Energy, Inc.	93	12,215
EOG Resources, Inc.	113	12,956
Williams Cos., Inc. (The)	901	29,416
		99,002
Passenger Airlines — 0.3%
Southwest Airlines Co.	288	10,418
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc *	167	20,708
Royalty Pharma plc, Class A	272	8,362
		29,070
Professional Services — 0.9%
Equifax, Inc.	93	21,788
Verisk Analytics, Inc.	47	10,670
		32,458
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	246	19,824
Residential REITs — 1.9%
American Homes 4 Rent, Class A	543	19,252
AvalonBay Communities, Inc.	95	18,023
Essex Property Trust, Inc.	42	9,940
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — continued
Mid-America Apartment Communities, Inc.	74	11,188
Sun Communities, Inc.	68	8,842
		67,245
Retail REITs — 1.4%
Brixmor Property Group, Inc.	606	13,330
Federal Realty Investment Trust	97	9,391
Kimco Realty Corp.	789	15,563
Regency Centers Corp.	184	11,366
		49,650
Semiconductors & Semiconductor Equipment — 2.5%
Entegris, Inc.	106	11,747
Lam Research Corp.	13	8,618
Marvell Technology, Inc.	192	11,476
Microchip Technology, Inc.	48	4,314
Monolithic Power Systems, Inc.	29	15,572
ON Semiconductor Corp. *	91	8,561
Rambus, Inc. *	123	7,886
SolarEdge Technologies, Inc. * (a)	53	14,326
Teradyne, Inc. (a)	61	6,773
		89,273
Software — 4.2%
Cadence Design Systems, Inc. *	32	7,416
Confluent, Inc., Class A * (a)	436	15,401
Crowdstrike Holdings, Inc., Class A *	152	22,377
DocuSign, Inc. *	122	6,242
Five9, Inc. *	80	6,620
HashiCorp, Inc., Class A *	282	7,386
HubSpot, Inc. *	42	22,392
Palo Alto Networks, Inc. * (a)	89	22,651
Procore Technologies, Inc. *	180	11,694
Synopsys, Inc. *	16	6,936
Workday, Inc., Class A *	52	11,635
Zoom Video Communications, Inc., Class A *	108	7,341
		148,091
Specialized REITs — 1.2%
Rayonier, Inc.	614	19,282
Weyerhaeuser Co.	657	22,022
		41,304
Specialty Retail — 3.4%
AutoZone, Inc. *	13	31,810
Bath & Body Works, Inc.	375	14,066
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Best Buy Co., Inc.	151	12,398
Burlington Stores, Inc. *	57	8,921
Floor & Decor Holdings, Inc., Class A * (a)	85	8,863
Ross Stores, Inc.	243	27,271
Tractor Supply Co.	79	17,345
		120,674
Textiles, Apparel & Luxury Goods — 2.0%
Carter's, Inc.	239	17,344
Lululemon Athletica, Inc. *	26	9,860
Ralph Lauren Corp. (a)	181	22,284
Tapestry, Inc. (a)	546	23,372
		72,860
Trading Companies & Distributors — 0.3%
Air Lease Corp.	242	10,122
Total Common Stocks (Cost $2,614,540)		3,473,219
Short-Term Investments — 5.2%
Investment Companies — 3.5%
JPMorgan Prime Money Market Fund Class IM Shares, 5.23% (b) (c) (Cost $124,087)	124,075	124,100
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.29% (b) (c)	43,779	43,783
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.05% (b) (c)	17,097	17,097
Total Investment of Cash Collateral from Securities Loaned (Cost $60,880)		60,880
Total Short-Term Investments (Cost $184,967)		184,980
Total Investments — 102.8% (Cost $2,799,507)		3,658,199
Liabilities in Excess of Other Assets — (2.8)%		(100,438)
NET ASSETS — 100.0%		3,557,761

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	21

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2023 (continued)
(a)	The security or a portion of this security is on loan at June 30, 2023. The total value of securities on loan at June 30, 2023 is $60,096.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%
Aerospace & Defense — 1.1%
HEICO Corp., Class A	748	105,129
Beverages — 0.8%
Constellation Brands, Inc., Class A	294	72,353
Biotechnology — 6.0%
Alnylam Pharmaceuticals, Inc. *	492	93,419
Apellis Pharmaceuticals, Inc. *	486	44,264
Exact Sciences Corp. *	1,236	116,026
Exelixis, Inc. *	3,093	59,104
Natera, Inc. *	1,395	67,909
Neurocrine Biosciences, Inc. *	644	60,728
Sarepta Therapeutics, Inc. *	427	48,930
Seagen, Inc. *	379	72,907
		563,287
Broadline Retail — 0.3%
Etsy, Inc. *	368	31,175
Building Products — 1.6%
Trane Technologies plc	783	149,765
Capital Markets — 7.3%
Ares Management Corp.	1,367	131,684
FactSet Research Systems, Inc.	167	66,708
LPL Financial Holdings, Inc.	546	118,611
Morningstar, Inc.	205	40,221
MSCI, Inc.	235	110,310
Raymond James Financial, Inc.	568	58,960
S&P Global, Inc.	223	89,492
Tradeweb Markets, Inc., Class A (a)	1,111	76,097
		692,083
Commercial Services & Supplies — 3.9%
Cintas Corp.	198	98,216
Copart, Inc. *	2,569	234,330
MSA Safety, Inc.	199	34,716
		367,262
Communications Equipment — 0.4%
Arista Networks, Inc. *	220	35,720
Construction & Engineering — 3.4%
AECOM	852	72,156
Quanta Services, Inc.	937	183,971
Valmont Industries, Inc.	217	63,256
		319,383
INVESTMENTS	SHARES (000)	VALUE ($000)

Distributors — 0.9%
Pool Corp.	227	85,161
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc. *	814	75,240
Electrical Equipment — 2.3%
AMETEK, Inc.	628	101,709
Hubbell, Inc.	354	117,233
		218,942
Electronic Equipment, Instruments & Components — 2.9%
Jabil, Inc.	921	99,403
Keysight Technologies, Inc. *	385	64,460
Teledyne Technologies, Inc. *	153	62,789
Zebra Technologies Corp., Class A *	172	51,012
		277,664
Energy Equipment & Services — 0.8%
TechnipFMC plc (United Kingdom) *	4,317	71,756
Entertainment — 1.1%
Take-Two Interactive Software, Inc. *	708	104,239
Financial Services — 1.1%
Global Payments, Inc.	411	40,491
Remitly Global, Inc. *	3,433	64,609
		105,100
Ground Transportation — 2.4%
JB Hunt Transport Services, Inc.	397	71,842
Old Dominion Freight Line, Inc.	249	92,100
Uber Technologies, Inc. *	1,559	67,314
		231,256
Health Care Equipment & Supplies — 9.0%
Align Technology, Inc. *	325	114,900
Cooper Cos., Inc. (The)	226	86,570
Dexcom, Inc. * (a)	1,636	210,219
Hologic, Inc. *	951	77,034
IDEXX Laboratories, Inc. *	229	115,028
Insulet Corp. *	451	129,967
ResMed, Inc.	281	61,317
Shockwave Medical, Inc. *	213	60,877
		855,912
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc. *	1,016	80,877
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	23

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2023 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Centene Corp. *	1,263	85,193
McKesson Corp.	222	94,887
		260,957
Hotels, Restaurants & Leisure — 4.8%
Aramark	1,094	47,086
Chipotle Mexican Grill, Inc. *	35	73,954
Domino's Pizza, Inc.	279	94,006
Hilton Worldwide Holdings, Inc.	916	133,356
Las Vegas Sands Corp. *	815	47,297
Royal Caribbean Cruises Ltd. * (a)	581	60,293
		455,992
Household Durables — 1.0%
Garmin Ltd.	499	52,047
Helen of Troy Ltd. * (a)	406	43,801
		95,848
Insurance — 1.4%
Arthur J Gallagher & Co.	304	66,584
Progressive Corp. (The)	512	67,802
		134,386
IT Services — 2.7%
MongoDB, Inc. *	475	195,284
Snowflake, Inc., Class A *	362	63,643
		258,927
Life Sciences Tools & Services — 5.7%
10X Genomics, Inc., Class A *	654	36,546
Agilent Technologies, Inc.	1,098	132,068
IQVIA Holdings, Inc. *	565	126,881
Mettler-Toledo International, Inc. *	87	113,781
West Pharmaceutical Services, Inc.	329	125,957
		535,233
Machinery — 2.7%
Ingersoll Rand, Inc.	1,322	86,420
ITT, Inc.	979	91,263
Toro Co. (The)	768	78,079
		255,762
Media — 2.0%
Trade Desk, Inc. (The), Class A *	2,444	188,760
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	1,303	52,107
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	1,255	191,139
EOG Resources, Inc.	751	85,942
		277,081
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc *	159	19,719
Royalty Pharma plc, Class A	1,805	55,470
		75,189
Professional Services — 2.3%
Equifax, Inc.	614	144,528
Verisk Analytics, Inc.	313	70,779
		215,307
Semiconductors & Semiconductor Equipment — 6.0%
Entegris, Inc.	703	77,925
Lam Research Corp.	89	57,162
Marvell Technology, Inc.	1,274	76,127
Monolithic Power Systems, Inc.	191	103,296
ON Semiconductor Corp. *	600	56,790
Rambus, Inc. *	815	52,310
SolarEdge Technologies, Inc. *	353	95,032
Teradyne, Inc.	404	44,929
		563,571
Software — 10.4%
Cadence Design Systems, Inc. *	210	49,197
Confluent, Inc., Class A * (a)	2,893	102,160
Crowdstrike Holdings, Inc., Class A * (a)	1,011	148,437
DocuSign, Inc. *	810	41,404
Five9, Inc. *	533	43,911
HashiCorp, Inc., Class A *	1,871	48,998
HubSpot, Inc. *	279	148,537
Palo Alto Networks, Inc. * (a)	588	150,254
Procore Technologies, Inc. *	1,192	77,576
Synopsys, Inc. *	106	46,009
Workday, Inc., Class A *	342	77,180
Zoom Video Communications, Inc., Class A *	717	48,698
		982,361
Specialty Retail — 5.0%
AutoZone, Inc. *	24	58,936
Burlington Stores, Inc. *	376	59,174
Floor & Decor Holdings, Inc., Class A * (a)	566	58,793
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Ross Stores, Inc.	1,613	180,914
Tractor Supply Co.	520	115,059
		472,876
Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc. *	173	65,405
Trading Companies & Distributors — 0.7%
Air Lease Corp.	1,604	67,142
Total Common Stocks (Cost $7,239,916)		9,318,331
Short-Term Investments — 3.1%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.23% (b) (c) (Cost $128,771)	128,758	128,783
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.29% (b) (c)	137,889	137,903
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.05% (b) (c)	23,086	23,086
Total Investment of Cash Collateral from Securities Loaned (Cost $160,993)		160,989
Total Short-Term Investments (Cost $289,764)		289,772
Total Investments — 101.6% (Cost $7,529,680)		9,608,103
Liabilities in Excess of Other Assets — (1.6)%		(147,211)
NET ASSETS — 100.0%		9,460,892

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2023. The total value of securities on loan at June 30, 2023 is $158,735.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	25

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Banks — 7.2%
Citizens Financial Group, Inc.	4,380	114,230
Fifth Third Bancorp	5,696	149,290
First Citizens BancShares, Inc., Class A	107	137,506
Huntington Bancshares, Inc.	15,793	170,248
M&T Bank Corp.	1,723	213,204
Regions Financial Corp. (a)	10,700	190,684
		975,162
Beverages — 1.5%
Constellation Brands, Inc., Class A	445	109,452
Keurig Dr Pepper, Inc.	3,106	97,141
		206,593
Building Products — 2.3%
Carlisle Cos., Inc.	506	129,925
Fortune Brands Innovations, Inc.	2,424	174,403
		304,328
Capital Markets — 6.0%
Ameriprise Financial, Inc.	831	276,109
Northern Trust Corp.	1,188	88,084
Raymond James Financial, Inc.	1,751	181,672
State Street Corp.	2,229	163,113
T. Rowe Price Group, Inc. (a)	894	100,137
		809,115
Chemicals — 1.6%
Celanese Corp. (a)	558	64,621
RPM International, Inc.	1,661	149,017
		213,638
Communications Equipment — 0.8%
Motorola Solutions, Inc.	369	108,217
Construction Materials — 1.6%
Martin Marietta Materials, Inc.	472	218,128
Consumer Finance — 0.9%
Discover Financial Services	1,052	122,934
Consumer Staples Distribution & Retail — 1.8%
Kroger Co. (The)	2,118	99,562
US Foods Holding Corp. *	3,225	141,901
		241,463
Containers & Packaging — 2.6%
Ball Corp.	1,444	84,042
INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — continued
Packaging Corp. of America	1,025	135,400
Silgan Holdings, Inc.	2,894	135,720
		355,162
Distributors — 2.3%
Genuine Parts Co.	652	110,312
LKQ Corp.	3,361	195,839
		306,151
Diversified REITs — 0.7%
WP Carey, Inc.	1,310	88,473
Electric Utilities — 3.3%
Edison International	1,573	109,220
PG&E Corp. *	5,670	97,985
Xcel Energy, Inc.	3,860	239,986
		447,191
Electrical Equipment — 4.0%
Acuity Brands, Inc.	726	118,425
AMETEK, Inc.	1,209	195,658
Hubbell, Inc.	668	221,602
		535,685
Electronic Equipment, Instruments & Components — 4.8%
Amphenol Corp., Class A	1,967	167,086
CDW Corp.	989	181,527
Jabil, Inc.	1,188	128,173
Teledyne Technologies, Inc. *	318	130,813
Zebra Technologies Corp., Class A *	119	35,162
		642,761
Entertainment — 0.7%
Take-Two Interactive Software, Inc. *	645	94,900
Financial Services — 2.4%
FleetCor Technologies, Inc. *	475	119,339
MGIC Investment Corp.	6,839	107,992
Voya Financial, Inc.	1,425	102,159
		329,490
Food Products — 0.7%
Post Holdings, Inc. *	1,005	87,061
Gas Utilities — 0.7%
National Fuel Gas Co.	1,731	88,916
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 1.7%
Globus Medical, Inc., Class A *	1,204	71,694
Zimmer Biomet Holdings, Inc.	1,104	160,697
		232,391
Health Care Providers & Services — 5.6%
AmerisourceBergen Corp.	1,199	230,645
Henry Schein, Inc. *	2,585	209,666
Laboratory Corp. of America Holdings	526	127,036
Quest Diagnostics, Inc.	808	113,554
Universal Health Services, Inc., Class B	489	77,209
		758,110
Health Care REITs — 0.4%
Ventas, Inc.	1,224	57,836
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc. (a)	3,104	52,240
Hotels, Restaurants & Leisure — 1.7%
Darden Restaurants, Inc.	700	116,957
Expedia Group, Inc. *	974	106,564
		223,521
Household Durables — 1.1%
Mohawk Industries, Inc. *	868	89,510
Newell Brands, Inc.	6,640	57,773
		147,283
Household Products — 0.5%
Energizer Holdings, Inc.	2,155	72,378
Industrial REITs — 0.4%
Rexford Industrial Realty, Inc.	1,089	56,854
Insurance — 6.0%
Arch Capital Group Ltd. *	2,531	189,443
Globe Life, Inc.	793	86,864
Hartford Financial Services Group, Inc. (The)	2,125	153,070
Loews Corp.	3,875	230,120
RenaissanceRe Holdings Ltd. (Bermuda)	240	44,669
WR Berkley Corp.	1,808	107,704
		811,870
Interactive Media & Services — 1.1%
IAC, Inc. *	2,346	147,309
IT Services — 0.9%
GoDaddy, Inc., Class A *	1,614	121,285
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — 8.5%
Dover Corp.	956	141,110
IDEX Corp.	583	125,551
ITT, Inc.	1,807	168,470
Lincoln Electric Holdings, Inc.	947	188,142
Middleby Corp. (The) *	1,112	164,376
Snap-on, Inc. (a)	770	221,901
Timken Co. (The)	1,459	133,527
		1,143,077
Media — 1.0%
Liberty Media Corp.-Liberty SiriusXM, Class C *	4,250	139,115
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,296	51,822
Multi-Utilities — 3.6%
CMS Energy Corp.	3,666	215,364
Sempra Energy	331	48,223
WEC Energy Group, Inc.	2,427	214,167
		477,754
Office REITs — 0.6%
Boston Properties, Inc. (a)	1,306	75,243
Oil, Gas & Consumable Fuels — 2.7%
Coterra Energy, Inc.	3,918	99,130
Diamondback Energy, Inc.	591	77,587
Williams Cos., Inc. (The)	5,732	187,036
		363,753
Passenger Airlines — 0.5%
Southwest Airlines Co.	1,827	66,151
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc *	890	110,335
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A *	1,561	126,002
Residential REITs — 3.2%
American Homes 4 Rent, Class A	3,452	122,364
AvalonBay Communities, Inc.	605	114,537
Essex Property Trust, Inc.	269	63,107
Mid-America Apartment Communities, Inc.	468	71,056
Sun Communities, Inc.	430	56,124
		427,188
Retail REITs — 2.3%
Brixmor Property Group, Inc.	3,849	84,679
Federal Realty Investment Trust (a)	616	59,622
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	27

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2023 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Retail REITs — continued
Kimco Realty Corp.	5,015	98,893
Regency Centers Corp.	1,169	72,181
		315,375
Semiconductors & Semiconductor Equipment — 0.2%
Microchip Technology, Inc.	305	27,306
Specialized REITs — 2.0%
Rayonier, Inc.	3,903	122,555
Weyerhaeuser Co.	4,178	139,992
		262,547
Specialty Retail — 2.3%
AutoZone, Inc. *	59	145,787
Bath & Body Works, Inc.	2,383	89,368
Best Buy Co., Inc.	961	78,751
		313,906
Textiles, Apparel & Luxury Goods — 3.0%
Carter's, Inc. (a)	1,518	110,218
Ralph Lauren Corp. (a)	1,149	141,656
Tapestry, Inc.	3,472	148,581
		400,455
Total Common Stocks (Cost $8,301,772)		13,156,474
Short-Term Investments — 2.9%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.23% (b) (c) (Cost $251,453)	251,396	251,446
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.29% (b) (c)	119,963	119,975
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.05% (b) (c)	18,205	18,205
Total Investment of Cash Collateral from Securities Loaned (Cost $138,184)		138,180
Total Short-Term Investments (Cost $389,637)		389,626
Total Investments — 100.6% (Cost $8,691,409)		13,546,100
Liabilities in Excess of Other Assets — (0.6)%		(76,558)
NET ASSETS — 100.0%		13,469,542

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2023. The total value of securities on loan at June 30, 2023 is $136,587.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.8%
Aerospace & Defense — 2.3%
General Dynamics Corp.	308	66,288
Northrop Grumman Corp.	106	48,178
Raytheon Technologies Corp.	975	95,537
		210,003
Air Freight & Logistics — 0.8%
FedEx Corp.	306	75,907
Banks — 9.2%
Bank of America Corp.	6,077	174,346
Citigroup, Inc.	991	45,618
Citizens Financial Group, Inc.	1,760	45,886
Cullen/Frost Bankers, Inc.	206	22,162
First Citizens BancShares, Inc., Class A	44	56,474
M&T Bank Corp.	1,261	156,101
PNC Financial Services Group, Inc. (The)	580	73,086
Regions Financial Corp. (a)	3,877	69,079
Wells Fargo & Co.	4,484	191,387
		834,139
Beverages — 0.8%
Keurig Dr Pepper, Inc.	2,266	70,866
Biotechnology — 2.9%
AbbVie, Inc.	1,055	142,193
Regeneron Pharmaceuticals, Inc. *	97	69,483
Vertex Pharmaceuticals, Inc. *	154	54,053
		265,729
Building Products — 1.4%
Carlisle Cos., Inc.	221	56,620
Fortune Brands Innovations, Inc.	946	68,093
		124,713
Capital Markets — 2.4%
Charles Schwab Corp. (The)	1,214	68,832
Morgan Stanley	584	49,902
Northern Trust Corp.	695	51,517
T. Rowe Price Group, Inc.	427	47,814
		218,065
Chemicals — 0.6%
Axalta Coating Systems Ltd. *	1,547	50,764
Communications Equipment — 0.5%
Cisco Systems, Inc.	904	46,763
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction Materials — 1.8%
Martin Marietta Materials, Inc.	267	123,307
Vulcan Materials Co.	165	37,220
		160,527
Consumer Finance — 3.1%
American Express Co.	411	71,544
Capital One Financial Corp.	1,920	210,033
		281,577
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc., Class A	2,391	52,163
Dollar General Corp.	180	30,611
		82,774
Containers & Packaging — 1.7%
Packaging Corp. of America	728	96,279
Silgan Holdings, Inc.	469	21,977
WestRock Co.	1,185	34,438
		152,694
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	1,302	48,428
Electric Utilities — 2.9%
Edison International	720	50,026
Entergy Corp.	268	26,105
NextEra Energy, Inc.	766	56,805
PG&E Corp. *	3,888	67,186
Xcel Energy, Inc.	1,068	66,419
		266,541
Electrical Equipment — 0.8%
Eaton Corp. plc	354	71,189
Electronic Equipment, Instruments & Components — 0.9%
CDW Corp.	157	28,755
TD SYNNEX Corp.	542	51,007
		79,762
Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B *	833	284,018
FleetCor Technologies, Inc. *	314	78,889
MGIC Investment Corp.	2,776	43,827
		406,734
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	29

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2023 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 1.5%
Kraft Heinz Co. (The)	1,972	70,006
Post Holdings, Inc. * (a)	810	70,157
		140,163
Ground Transportation — 1.0%
Norfolk Southern Corp.	107	24,150
Union Pacific Corp.	348	71,228
		95,378
Health Care Equipment & Supplies — 1.1%
Medtronic plc	515	45,351
Zimmer Biomet Holdings, Inc.	358	52,227
		97,578
Health Care Providers & Services — 6.0%
AmerisourceBergen Corp.	772	148,556
Cigna Group (The)	232	65,155
CVS Health Corp.	936	64,699
HCA Healthcare, Inc.	300	90,965
Henry Schein, Inc. *	514	41,661
Laboratory Corp. of America Holdings	301	72,568
UnitedHealth Group, Inc.	122	58,847
		542,451
Health Care REITs — 0.4%
Welltower, Inc.	419	33,877
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.	2,341	35,368
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc. *	29	78,579
Texas Roadhouse, Inc.	399	44,845
		123,424
Household Durables — 1.0%
Mohawk Industries, Inc. *	565	58,255
Newell Brands, Inc.	4,157	36,164
		94,419
Household Products — 1.5%
Energizer Holdings, Inc.	1,203	40,396
Procter & Gamble Co. (The)	665	100,927
		141,323
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	323	66,985
INVESTMENTS	SHARES (000)	VALUE ($000)

Industrial REITs — 0.3%
EastGroup Properties, Inc.	155	26,943
Insurance — 5.7%
Chubb Ltd.	291	56,102
CNA Financial Corp.	818	31,591
Fairfax Financial Holdings Ltd. (Canada)	72	53,790
Hartford Financial Services Group, Inc. (The)	447	32,198
Loews Corp.	2,593	153,996
Progressive Corp. (The)	406	53,703
Travelers Cos., Inc. (The)	524	91,027
WR Berkley Corp.	732	43,574
		515,981
Interactive Media & Services — 2.2%
Alphabet, Inc., Class C *	505	61,138
IAC, Inc. *	1,026	64,420
Meta Platforms, Inc., Class A *	268	76,882
		202,440
IT Services — 0.5%
International Business Machines Corp.	325	43,528
Machinery — 2.4%
Dover Corp.	630	92,947
ITT, Inc.	261	24,309
Middleby Corp. (The) *	337	49,893
Timken Co. (The)	523	47,843
		214,992
Media — 1.6%
Liberty Broadband Corp., Class C *	674	54,002
Liberty Media Corp.-Liberty SiriusXM, Class C *	2,161	70,726
Nexstar Media Group, Inc.	147	24,485
		149,213
Multi-Utilities — 1.1%
Dominion Energy, Inc.	1,084	56,130
Public Service Enterprise Group, Inc.	686	42,976
		99,106
Oil, Gas & Consumable Fuels — 7.9%
Chevron Corp.	1,183	186,082
ConocoPhillips	1,519	157,380
Coterra Energy, Inc.	1,569	39,686
EOG Resources, Inc.	686	78,540
Kinder Morgan, Inc.	5,198	89,513
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Phillips 66	776	73,984
Williams Cos., Inc. (The)	2,767	90,303
		715,488
Personal Care Products — 0.4%
Kenvue, Inc. * (a)	1,362	35,983
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	2,638	168,675
Johnson & Johnson	863	142,880
Merck & Co., Inc.	579	66,804
		378,359
Professional Services — 0.3%
Leidos Holdings, Inc.	337	29,800
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A *	1,083	87,424
Residential REITs — 1.5%
American Homes 4 Rent, Class A	1,846	65,447
Mid-America Apartment Communities, Inc.	488	74,100
		139,547
Retail REITs — 2.3%
Brixmor Property Group, Inc.	2,844	62,566
Federal Realty Investment Trust	539	52,169
Kimco Realty Corp.	4,577	90,265
		205,000
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	221	43,092
NXP Semiconductors NV (China)	367	75,097
Texas Instruments, Inc.	532	95,765
		213,954
Specialized REITs — 3.4%
Lamar Advertising Co., Class A	554	54,984
Public Storage	258	75,334
Rayonier, Inc.	2,096	65,817
Weyerhaeuser Co.	3,423	114,712
		310,847
Specialty Retail — 4.4%
AutoZone, Inc. *	39	97,376
Bath & Body Works, Inc.	762	28,586
Best Buy Co., Inc.	521	42,735
Dick's Sporting Goods, Inc.	388	51,316
Home Depot, Inc. (The)	177	54,890
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Lowe's Cos., Inc.	353	79,559
Murphy USA, Inc.	158	49,162
		403,624
Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	405	31,228
Ralph Lauren Corp. (a)	547	67,470
		98,698
Tobacco — 0.8%
Philip Morris International, Inc.	740	72,239
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. *	271	37,670
Total Common Stocks (Cost $6,170,630)		8,798,977
Short-Term Investments — 4.5%
Investment Companies — 3.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.23% (b) (c) (Cost $331,120)	331,061	331,127
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.29% (b) (c)	31,990	31,993
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.05% (b) (c)	44,536	44,536
Total Investment of Cash Collateral from Securities Loaned (Cost $76,529)		76,529
Total Short-Term Investments (Cost $407,649)		407,656
Total Investments — 101.3% (Cost $6,578,279)		9,206,633
Liabilities in Excess of Other Assets — (1.3)%		(119,222)
NET ASSETS — 100.0%		9,087,411

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2023. The total value of securities on loan at June 30, 2023 is $75,059.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	31

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2023 (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2023
(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$15,709,595	$3,473,219	$9,318,331
Investments in affiliates, at value	229,015	124,100	128,783
Investments of cash collateral received from securities loaned, at value (See Note 2.B.)	—	60,880	160,989
Cash	1,194	411	612
Receivables:
Investment securities sold	63,910	188,568	41,479
Fund shares sold	14,535	4,270	44,199
Dividends from non-affiliates	1,671	4,255	2,067
Dividends from affiliates	33	18	18
Securities lending income (See Note 2.B.)	— (a)	7	17
Other assets	—	27	—
Total Assets	16,019,953	3,855,755	9,696,495
LIABILITIES:
Payables:
Investment securities purchased	67,389	231,369	61,354
Collateral received on securities loaned (See Note 2.B.)	—	60,880	160,989
Fund shares redeemed	42,214	3,406	6,939
Accrued liabilities:
Investment advisory fees	6,147	1,611	4,604
Administration fees	375	71	394
Distribution fees	1,085	137	314
Service fees	1,564	325	587
Custodian and accounting fees	112	24	63
Trustees’ and Chief Compliance Officer’s fees	1	—	— (a)
Other	446	171	359
Total Liabilities	119,333	297,994	235,603
Net Assets	$15,900,620	$3,557,761	$9,460,892

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	33

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2023 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$9,226,579	$2,784,365	$7,651,949
Total distributable earnings (loss)	6,674,041	773,396	1,808,943
Total Net Assets	$15,900,620	$3,557,761	$9,460,892
Net Assets:
Class A	$2,957,562	$642,773	$1,242,347
Class C	808,227	14,923	60,306
Class I	4,496,251	995,077	2,344,119
Class R2	6,945	1,546	46,941
Class R3	27,413	—	51,316
Class R4	24,519	—	23,144
Class R5	104,828	10,068	504,025
Class R6	7,474,875	1,893,374	5,188,694
Total	$15,900,620	$3,557,761	$9,460,892
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	105,105	12,061	35,467
Class C	36,331	302	2,589
Class I	150,925	18,231	53,815
Class R2	252	30	1,206
Class R3	976	—	1,209
Class R4	823	—	534
Class R5	3,399	184	11,311
Class R6	239,270	34,591	115,396
Net Asset Value (a):
Class A — Redemption price per share	$28.14	$53.29	$35.03
Class C — Offering price per share (b)	22.25	49.56	23.29
Class I — Offering and redemption price per share	29.79	54.58	43.56
Class R2 — Offering and redemption price per share	27.58	52.24	38.91
Class R3 — Offering and redemption price per share	28.08	—	42.44
Class R4 — Offering and redemption price per share	29.80	—	43.34
Class R5 — Offering and redemption price per share	30.85	54.78	44.56
Class R6 — Offering and redemption price per share	31.24	54.73	44.96
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$29.70	$56.24	$36.97
Cost of investments in non-affiliates	$8,686,358	$2,614,540	$7,239,916
Cost of investments in affiliates	228,999	124,087	128,771
Investment securities on loan, at value (See Note 2.B.)	—	60,096	158,735
Cost of investment of cash collateral (See Note 2.B.)	—	60,880	160,993

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$13,156,474	$8,798,977
Investments in affiliates, at value	251,446	331,127
Investments of cash collateral received from securities loaned, at value (See Note 2.B.)	138,180	76,529
Cash	1,070	1,379
Receivables:
Investment securities sold	43,771	55,602
Fund shares sold	10,608	3,338
Dividends from non-affiliates	27,605	8,530
Dividends from affiliates	36	47
Securities lending income (See Note 2.B.)	11	19
Total Assets	13,629,201	9,275,548
LIABILITIES:
Payables:
Investment securities purchased	—	55,967
Collateral received on securities loaned (See Note 2.B.)	138,180	76,529
Fund shares redeemed	12,975	50,376
Accrued liabilities:
Investment advisory fees	6,253	3,557
Administration fees	260	263
Distribution fees	304	388
Service fees	1,110	730
Custodian and accounting fees	128	90
Trustees’ and Chief Compliance Officer’s fees	— (a)	—
Other	449	237
Total Liabilities	159,659	188,137
Net Assets	$13,469,542	$9,087,411

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	35

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2023 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$8,321,332	$6,091,307
Total distributable earnings (loss)	5,148,210	2,996,104
Total Net Assets	$13,469,542	$9,087,411
Net Assets:
Class A	$1,181,402	$1,245,482
Class C	44,732	222,660
Class I	1,886,979	1,849,562
Class L	6,071,628	1,406,943
Class R2	60,386	334
Class R3	71,414	2,195
Class R4	18,338	173
Class R5	47,429	18,118
Class R6	4,087,234	4,341,944
Total	$13,469,542	$9,087,411
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	34,384	35,581
Class C	1,379	6,380
Class I	53,921	52,393
Class L	170,282	39,799
Class R2	1,883	10
Class R3	2,107	64
Class R4	528	5
Class R5	1,332	513
Class R6	114,662	122,981
Net Asset Value (a):
Class A — Redemption price per share	$34.36	$35.00
Class C — Offering price per share (b)	32.43	34.90
Class I — Offering and redemption price per share	34.99	35.30
Class L — Offering and redemption price per share	35.66	35.35
Class R2 — Offering and redemption price per share	32.08	34.48
Class R3 — Offering and redemption price per share	33.90	34.48
Class R4 — Offering and redemption price per share	34.76	35.62
Class R5 — Offering and redemption price per share	35.59	35.27
Class R6 — Offering and redemption price per share	35.65	35.31
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$36.26	$36.94
Cost of investments in non-affiliates	$8,301,772	$6,170,630
Cost of investments in affiliates	251,453	331,120
Investment securities on loan, at value (See Note 2.B.)	136,587	75,059
Cost of investment of cash collateral (See Note 2.B.)	138,184	76,529

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2023
(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from affiliates	$—	$22	$1
Dividend income from non-affiliates	85,135	42,192	38,516
Dividend income from affiliates	7,897	3,917	7,660
Income from securities lending (net) (See Note 2.B.)	79	97	243
Total investment income	93,111	46,228	46,420
EXPENSES:
Investment advisory fees	72,831	20,476	51,719
Administration fees	9,165	2,363	5,968
Distribution fees:
Class A	6,297	1,452	2,948
Class C	5,795	108	477
Class R2	27	4	219
Class R3	40	—	114
Service fees:
Class A	6,297	1,452	2,948
Class C	1,932	36	159
Class I	9,301	2,286	4,344
Class R2	13	2	109
Class R3	40	—	114
Class R4	53	—	52
Class R5	93	5	470
Custodian and accounting fees	405	112	245
Interest expense to affiliates	2	1	6
Professional fees	120	66	89
Trustees’ and Chief Compliance Officer’s fees	75	37	55
Printing and mailing costs	821	507	671
Registration and filing fees	460	130	348
Transfer agency fees (See Note 2.F.)	355	58	520
Other	431	145	209
Total expenses	114,553	29,240	71,784
Less fees waived	(12,628)	(3,742)	(6,126)
Less expense reimbursements	(28)	(24)	(3)
Net expenses	101,897	25,474	65,655
Net investment income (loss)	(8,786)	20,754	(19,235)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	37

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2023 (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(276,500)	$(63,094)	$(207,855)
Investments in affiliates	(22)	(13)	11
Foreign currency transactions	(1)	—	—
Net realized gain (loss)	(276,523)	(63,107)	(207,844)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	3,464,701	447,210	1,704,352
Investments in affiliates	2	(1)	(11)
Foreign currency translations	(1)	—	—
Change in net unrealized appreciation/depreciation	3,464,702	447,209	1,704,341
Net realized/unrealized gains (losses)	3,188,179	384,102	1,496,497
Change in net assets resulting from operations	$3,179,393	$404,856	$1,477,262
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from affiliates	$1	$1
Dividend income from non-affiliates	272,842	221,972
Dividend income from affiliates	12,585	8,304
Income from securities lending (net) (See Note 2.B.)	77	135
Total investment income	285,505	230,412
EXPENSES:
Investment advisory fees	90,711	51,107
Administration fees	9,440	6,964
Distribution fees:
Class A	3,063	3,107
Class C	398	1,936
Class R2	312	2
Class R3	177	6
Service fees:
Class A	3,063	3,107
Class C	133	645
Class I	5,286	4,948
Class L	6,480	1,528
Class R2	156	1
Class R3	177	6
Class R4	50	— (a)
Class R5	49	10
Custodian and accounting fees	451	311
Professional fees	127	102
Trustees’ and Chief Compliance Officer’s fees	79	61
Printing and mailing costs	1,058	455
Registration and filing fees	246	227
Transfer agency fees (See Note 2.F.)	295	204
Other	608	200
Total expenses	122,359	74,927
Less fees waived	(12,865)	(8,984)
Less expense reimbursements	(61)	(53)
Net expenses	109,433	65,890
Net investment income (loss)	176,072	164,522

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	39

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2023 (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$478,665	$593,308
Investments in affiliates	(64)	(28)
Net realized gain (loss)	478,601	593,280
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	671,001	(74,029)
Investments in affiliates	(1)	(1)
Change in net unrealized appreciation/depreciation	671,000	(74,030)
Net realized/unrealized gains (losses)	1,149,601	519,250
Change in net assets resulting from operations	$1,325,673	$683,772
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(8,786)	$(43,447)	$20,754	$11,744
Net realized gain (loss)	(276,523)	300,402	(63,107)	111,884
Change in net unrealized appreciation/depreciation	3,464,702	(3,767,905)	447,209	(623,200)
Change in net assets resulting from operations	3,179,393	(3,510,950)	404,856	(499,572)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(9,869)	(450,846)	(14,573)	(45,467)
Class C	(3,852)	(205,934)	(355)	(1,466)
Class I	(13,567)	(627,636)	(23,622)	(74,927)
Class R2	(23)	(97)	(19)	(46)
Class R3	(53)	(738)	—	—
Class R4	(80)	(2,743)	—	—
Class R5	(309)	(18,769)	(256)	(6)
Class R6	(21,818)	(865,471)	(47,896)	(105,308)
Total distributions to shareholders	(49,571)	(2,172,234)	(86,721)	(227,220)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	689,481	2,985,664	610,238	530,638
NET ASSETS:
Change in net assets	3,819,303	(2,697,520)	928,373	(196,154)
Beginning of period	12,081,317	14,778,837	2,629,388	2,825,542
End of period	$15,900,620	$12,081,317	$3,557,761	$2,629,388
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(19,235)	$(39,780)	$176,072	$154,635
Net realized gain (loss)	(207,844)	157,218	478,601	1,794,315
Change in net unrealized appreciation/depreciation	1,704,341	(2,850,878)	671,000	(3,009,560)
Change in net assets resulting from operations	1,477,262	(2,733,440)	1,325,673	(1,060,610)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,987)	(164,928)	(130,792)	(219,981)
Class C	(893)	(15,295)	(5,897)	(10,363)
Class I	(12,879)	(164,559)	(224,520)	(392,788)
Class L	—	—	(702,742)	(1,064,675)
Class R2	(363)	(5,456)	(7,028)	(10,249)
Class R3	(350)	(6,561)	(7,579)	(11,581)
Class R4	(155)	(1,915)	(2,373)	(4,055)
Class R5	(3,443)	(56,755)	(5,275)	(11,564)
Class R6	(31,445)	(391,225)	(424,674)	(571,247)
Total distributions to shareholders	(60,515)	(806,694)	(1,510,880)	(2,296,503)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,064,246	1,447,269	(153,604)	114,829
NET ASSETS:
Change in net assets	2,480,993	(2,092,865)	(338,811)	(3,242,284)
Beginning of period	6,979,899	9,072,764	13,808,353	17,050,637
End of period	$9,460,892	$6,979,899	$13,469,542	$13,808,353
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

JPMorgan Value Advantage Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$164,522	$141,716
Net realized gain (loss)	593,280	928,467
Change in net unrealized appreciation/depreciation	(74,030)	(1,355,497)
Change in net assets resulting from operations	683,772	(285,314)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(123,104)	(139,510)
Class C	(23,870)	(40,783)
Class I	(195,765)	(309,038)
Class L	(151,034)	(243,763)
Class R2	(28)	(32)
Class R3	(211)	(427)
Class R4	(11)	(206)
Class R5	(245)	(180)
Class R6	(419,747)	(643,793)
Total distributions to shareholders	(914,015)	(1,377,732)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(258,480)	87,864
NET ASSETS:
Change in net assets	(488,723)	(1,575,182)
Beginning of period	9,576,134	11,151,316
End of period	$9,087,411	$9,576,134
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$420,160	$559,491	$124,491	$120,225
Distributions reinvested	9,540	434,059	14,566	45,435
Cost of shares redeemed	(418,393)	(501,025)	(82,803)	(84,870)
Change in net assets resulting from Class A capital transactions	11,307	492,525	56,254	80,790
Class C
Proceeds from shares issued	77,880	126,560	7,074	1,834
Distributions reinvested	3,767	200,976	354	1,462
Cost of shares redeemed	(236,954)	(297,542)	(7,711)	(7,072)
Change in net assets resulting from Class C capital transactions	(155,307)	29,994	(283)	(3,776)
Class I
Proceeds from shares issued	1,196,907	1,433,710	411,226	415,855
Distributions reinvested	12,857	592,526	23,594	74,821
Cost of shares redeemed	(978,297)	(1,638,548)	(331,278)	(344,560)
Change in net assets resulting from Class I capital transactions	231,467	387,688	103,542	146,116
Class R2
Proceeds from shares issued	3,042	4,940	973	144
Distributions reinvested	23	96	18	43
Cost of shares redeemed	(2,508)	(63)	(107)	(40)
Change in net assets resulting from Class R2 capital transactions	557	4,973	884	147
Class R3
Proceeds from shares issued	15,556	13,837	—	—
Distributions reinvested	43	628	—	—
Cost of shares redeemed	(5,884)	(2,665)	—	—
Change in net assets resulting from Class R3 capital transactions	9,715	11,800	—	—
Class R4
Proceeds from shares issued	8,054	2,734	—	—
Distributions reinvested	80	2,743	—	—
Cost of shares redeemed	(3,665)	(5,634)	—	—
Change in net assets resulting from Class R4 capital transactions	4,469	(157)	—	—
Class R5
Proceeds from shares issued	19,006	26,209	9,562	11
Distributions reinvested	300	18,390	256	6
Cost of shares redeemed	(40,172)	(34,294)	(7)	(82)
Change in net assets resulting from Class R5 capital transactions	(20,866)	10,305	9,811	(65)
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$2,089,657	$2,520,752	$689,101	$465,999
Distributions reinvested	21,669	863,104	47,800	105,241
Cost of shares redeemed	(1,503,187)	(1,335,320)	(296,871)	(263,814)
Change in net assets resulting from Class R6 capital transactions	608,139	2,048,536	440,030	307,426
Total change in net assets resulting from capital transactions	$689,481	$2,985,664	$610,238	$530,638
SHARE TRANSACTIONS:
Class A
Issued	17,387	18,429	2,464	2,069
Reinvested	406	13,885	286	776
Redeemed	(17,571)	(16,974)	(1,642)	(1,473)
Change in Class A Shares	222	15,340	1,108	1,372
Class C
Issued	4,078	5,063	149	34
Reinvested	202	8,062	8	27
Redeemed	(12,495)	(12,340)	(162)	(127)
Change in Class C Shares	(8,215)	785	(5)	(66)
Class I
Issued	47,175	46,780	7,838	6,894
Reinvested	518	17,977	454	1,248
Redeemed	(38,725)	(54,133)	(6,380)	(5,803)
Change in Class I Shares	8,968	10,624	1,912	2,339
Class R2
Issued	132	208	20	3
Reinvested	1	3	— (a)	1
Redeemed	(105)	(2)	(2)	(1)
Change in Class R2 Shares	28	209	18	3
Class R3
Issued	639	502	—	—
Reinvested	2	20	—	—
Redeemed	(253)	(85)	—	—
Change in Class R3 Shares	388	437	—	—
Class R4
Issued	310	90	—	—
Reinvested	3	83	—	—
Redeemed	(139)	(165)	—	—
Change in Class R4 Shares	174	8	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
SHARE TRANSACTIONS: (continued)
Class R5
Issued	719	797	179	—
Reinvested	12	540	5	—
Redeemed	(1,536)	(1,041)	— (a)	(1)
Change in Class R5 Shares	(805)	296	184	(1)
Class R6
Issued	77,018	76,238	13,313	7,990
Reinvested	834	25,068	921	1,751
Redeemed	(55,972)	(41,492)	(5,715)	(4,449)
Change in Class R6 Shares	21,880	59,814	8,519	5,292

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$117,565	$193,417	$148,055	$231,582
Distributions reinvested	10,603	159,203	122,041	205,806
Cost of shares redeemed	(205,255)	(247,726)	(271,396)	(503,800)
Change in net assets resulting from Class A capital transactions	(77,087)	104,894	(1,300)	(66,412)
Class C
Proceeds from shares issued	7,713	16,113	7,114	11,733
Distributions reinvested	879	15,070	5,724	10,091
Cost of shares redeemed	(25,672)	(28,440)	(28,199)	(21,161)
Change in net assets resulting from Class C capital transactions	(17,080)	2,743	(15,361)	663
Class I
Proceeds from shares issued	1,078,278	567,054	461,615	548,260
Distributions reinvested	12,088	155,839	211,365	372,132
Cost of shares redeemed	(471,463)	(609,174)	(1,042,851)	(1,137,558)
Change in net assets resulting from Class I capital transactions	618,903	113,719	(369,871)	(217,166)
Class L
Proceeds from shares issued	—	—	732,499	993,214
Distributions reinvested	—	—	670,198	1,015,481
Cost of shares redeemed	—	—	(1,834,947)	(1,694,626)
Change in net assets resulting from Class L capital transactions	—	—	(432,250)	314,069
Class R2
Proceeds from shares issued	9,987	18,906	7,527	9,585
Distributions reinvested	363	5,446	7,012	10,195
Cost of shares redeemed	(12,941)	(16,727)	(12,407)	(15,727)
Change in net assets resulting from Class R2 capital transactions	(2,591)	7,625	2,132	4,053
Class R3
Proceeds from shares issued	21,394	23,135	7,400	8,559
Distributions reinvested	344	6,481	7,118	10,954
Cost of shares redeemed	(14,849)	(41,250)	(12,011)	(20,468)
Change in net assets resulting from Class R3 capital transactions	6,889	(11,634)	2,507	(955)
Class R4
Proceeds from shares issued	5,461	14,507	3,167	11,063
Distributions reinvested	155	1,915	2,373	4,055
Cost of shares redeemed	(5,600)	(11,022)	(9,532)	(18,919)
Change in net assets resulting from Class R4 capital transactions	16	5,400	(3,992)	(3,801)
Class R5
Proceeds from shares issued	86,914	107,972	5,993	24,053
Distributions reinvested	3,209	53,207	5,265	11,552
Cost of shares redeemed	(116,211)	(193,440)	(11,556)	(62,665)
Change in net assets resulting from Class R5 capital transactions	(26,088)	(32,261)	(298)	(27,060)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,289,860	$1,866,097	$1,135,555	$873,051
Distributions reinvested	30,834	387,715	377,967	531,604
Cost of shares redeemed	(759,410)	(997,029)	(848,693)	(1,293,217)
Change in net assets resulting from Class R6 capital transactions	561,284	1,256,783	664,829	111,438
Total change in net assets resulting from capital transactions	$1,064,246	$1,447,269	$(153,604)	$114,829
SHARE TRANSACTIONS:
Class A
Issued	3,669	4,766	4,251	5,644
Reinvested	332	3,841	3,559	5,251
Redeemed	(6,396)	(6,293)	(7,898)	(13,249)
Change in Class A Shares	(2,395)	2,314	(88)	(2,354)
Class C
Issued	357	551	216	302
Reinvested	41	540	177	272
Redeemed	(1,208)	(1,052)	(858)	(551)
Change in Class C Shares	(810)	39	(465)	23
Class I
Issued	27,142	12,070	13,296	13,456
Reinvested	305	3,041	6,053	9,337
Redeemed	(11,953)	(12,606)	(29,600)	(27,722)
Change in Class I Shares	15,494	2,505	(10,251)	(4,929)
Class L
Issued	—	—	20,306	23,576
Reinvested	—	—	18,844	25,025
Redeemed	—	—	(51,351)	(40,417)
Change in Class L Shares	—	—	(12,201)	8,184
Class R2
Issued	280	405	232	245
Reinvested	10	118	219	276
Redeemed	(363)	(366)	(390)	(413)
Change in Class R2 Shares	(73)	157	61	108
Class R3
Issued	562	461	217	211
Reinvested	9	129	210	283
Redeemed	(381)	(856)	(346)	(506)
Change in Class R3 Shares	190	(266)	81	(12)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
SHARE TRANSACTIONS: (continued)
Class R4
Issued	139	301	90	274
Reinvested	4	38	69	102
Redeemed	(142)	(218)	(271)	(462)
Change in Class R4 Shares	1	121	(112)	(86)
Class R5
Issued	2,138	2,162	168	576
Reinvested	79	1,017	148	285
Redeemed	(2,886)	(4,010)	(324)	(1,507)
Change in Class R5 Shares	(669)	(831)	(8)	(646)
Class R6
Issued	31,323	37,457	31,333	20,888
Reinvested	753	7,351	10,632	13,105
Redeemed	(18,539)	(20,244)	(23,753)	(30,623)
Change in Class R6 Shares	13,537	24,564	18,212	3,370
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$380,410	$299,267
Distributions reinvested	117,446	131,124
Cost of shares redeemed	(309,869)	(192,533)
Change in net assets resulting from Class A capital transactions	187,987	237,858
Class C
Proceeds from shares issued	33,685	51,018
Distributions reinvested	23,478	40,129
Cost of shares redeemed	(109,155)	(106,948)
Change in net assets resulting from Class C capital transactions	(51,992)	(15,801)
Class I
Proceeds from shares issued	381,472	667,039
Distributions reinvested	178,020	281,851
Cost of shares redeemed	(695,145)	(866,946)
Change in net assets resulting from Class I capital transactions	(135,653)	81,944
Class L
Proceeds from shares issued	173,061	340,532
Distributions reinvested	143,444	234,993
Cost of shares redeemed	(526,510)	(477,379)
Change in net assets resulting from Class L capital transactions	(210,005)	98,146
Class R2
Proceeds from shares issued	65	129
Distributions reinvested	28	33
Cost of shares redeemed	(42)	(13)
Change in net assets resulting from Class R2 capital transactions	51	149
Class R3
Proceeds from shares issued	613	1,173
Distributions reinvested	161	338
Cost of shares redeemed	(1,428)	(1,128)
Change in net assets resulting from Class R3 capital transactions	(654)	383
Class R4
Proceeds from shares issued	50	192
Distributions reinvested	11	205
Cost of shares redeemed	(3)	(1,922)
Change in net assets resulting from Class R4 capital transactions	58	(1,525)
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$19,960	$237
Distributions reinvested	220	142
Cost of shares redeemed	(2,906)	(348)
Change in net assets resulting from Class R5 capital transactions	17,274	31
Class R6
Proceeds from shares issued	821,643	808,892
Distributions reinvested	419,131	643,064
Cost of shares redeemed	(1,306,320)	(1,765,277)
Change in net assets resulting from Class R6 capital transactions	(65,546)	(313,321)
Total change in net assets resulting from capital transactions	$(258,480)	$87,864
SHARE TRANSACTIONS:
Class A
Issued	10,486	7,374
Reinvested	3,312	3,380
Redeemed	(8,759)	(4,700)
Change in Class A Shares	5,039	6,054
Class C
Issued	942	1,255
Reinvested	664	1,041
Redeemed	(3,069)	(2,626)
Change in Class C Shares	(1,463)	(330)
Class I
Issued	10,667	16,246
Reinvested	4,981	7,212
Redeemed	(19,423)	(21,217)
Change in Class I Shares	(3,775)	2,241
Class L
Issued	4,801	8,313
Reinvested	4,009	6,003
Redeemed	(14,491)	(11,792)
Change in Class L Shares	(5,681)	2,524
Class R2
Issued	2	3
Reinvested	1	1
Redeemed	(1)	— (a)
Change in Class R2 Shares	2	4

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Value Advantage Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022
SHARE TRANSACTIONS: (continued)
Class R3
Issued	18	28
Reinvested	4	9
Redeemed	(38)	(28)
Change in Class R3 Shares	(16)	9
Class R4
Issued	2	4
Reinvested	— (a)	5
Redeemed	— (a)	(46)
Change in Class R4 Shares	2	(37)
Class R5
Issued	557	6
Reinvested	6	4
Redeemed	(83)	(9)
Change in Class R5 Shares	480	1
Class R6
Issued	23,201	20,027
Reinvested	11,732	16,442
Redeemed	(35,732)	(41,571)
Change in Class R6 Shares	(799)	(5,102)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

THIS PAGE IS INTENTIONALLY LEFT BLANK

53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Year Ended June 30, 2023	$22.52	$(0.08)	$5.79	$5.71	$—	$(0.09)	$(0.09)
Year Ended June 30, 2022	33.66	(0.16)	(6.04)	(6.20)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.16)	11.67	11.51	—	(3.12)	(3.12)
Year Ended June 30, 2020	21.78	(0.08)	5.74	5.66	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.73	(0.08)	1.89	1.81	—	(1.76)	(1.76)
Class C
Year Ended June 30, 2023	17.91	(0.16)	4.59	4.43	—	(0.09)	(0.09)
Year Ended June 30, 2022	27.83	(0.26)	(4.72)	(4.98)	—	(4.94)	(4.94)
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Year Ended June 30, 2020	18.86	(0.16)	4.89	4.73	—	(2.17)	(2.17)
Year Ended June 30, 2019	19.16	(0.16)	1.62	1.46	—	(1.76)	(1.76)
Class I
Year Ended June 30, 2023	23.78	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.20	(0.09)	(6.39)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Class R2
Year Ended June 30, 2023	22.14	(0.14)	5.67	5.53	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.24	(0.21)	(5.95)	(6.16)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Year Ended June 30, 2020	21.67	(0.13)	5.68	5.55	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.68	(0.13)	1.88	1.75	—	(1.76)	(1.76)
Class R3
Year Ended June 30, 2023	22.48	(0.09)	5.78	5.69	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.61	(0.14)	(6.05)	(6.19)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Year Ended June 30, 2020	21.79	(0.08)	5.73	5.65	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.74	(0.07)	1.88	1.81	—	(1.76)	(1.76)
Class R4
Year Ended June 30, 2023	23.79	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.21	(0.10)	(6.38)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Class R5
Year Ended June 30, 2023	24.59	0.01	6.34	6.35	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.18	(0.05)	(6.60)	(6.65)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Year Ended June 30, 2020	23.00	0.01	6.09	6.10	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.76	0.01	1.99	2.00	—	(1.76)	(1.76)
Class R6
Year Ended June 30, 2023	24.88	0.04	6.41	6.45	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.52	(0.01)	(6.69)	(6.70)	—	(4.94)	(4.94)
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)
Year Ended June 30, 2020	23.15	0.03	6.15	6.18	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.87	0.03	2.01	2.04	—	(1.76)	(1.76)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$28.14	25.46%	$2,957,562	1.04%	(0.34)%	1.14%	38%
22.52	(22.53)	2,362,435	1.08	(0.54)	1.14	33
33.66	47.55	3,013,691	1.13	(0.54)	1.14	43
25.27	27.87	2,032,870	1.14	(0.36)	1.16	47
21.78	9.63	1,825,607	1.14	(0.38)	1.25	40

22.25	24.86	808,227	1.54	(0.84)	1.64	38
17.91	(22.90)	798,037	1.58	(1.05)	1.64	33
27.83	46.80	1,218,051	1.63	(1.04)	1.63	43
21.42	27.20	942,512	1.64	(0.86)	1.66	47
18.86	9.06	793,489	1.64	(0.88)	1.75	40

29.79	25.75	4,496,251	0.79	(0.09)	0.89	38
23.78	(22.33)	3,376,110	0.83	(0.29)	0.89	33
35.20	47.95	4,622,602	0.88	(0.29)	0.88	43
26.29	28.15	2,827,894	0.89	(0.11)	0.90	47
22.53	9.91	2,107,041	0.89	(0.12)	1.00	40

27.58	25.08	6,945	1.30	(0.60)	1.44	38
22.14	(22.71)	4,972	1.32	(0.75)	1.56	33
33.24	47.18	510	1.39	(0.79)	1.66	43
25.05	27.48	239	1.39	(0.59)	1.88	47
21.67	9.36	88	1.39	(0.61)	2.24	40

28.08	25.41	27,413	1.05	(0.36)	1.15	38
22.48	(22.54)	13,221	1.08	(0.50)	1.16	33
33.61	47.60	5,089	1.14	(0.54)	1.17	43
25.27	27.80	1,076	1.14	(0.36)	1.24	47
21.79	9.63	448	1.14	(0.36)	1.40	40

29.80	25.74	24,519	0.80	(0.09)	0.89	38
23.79	(22.32)	15,452	0.83	(0.30)	0.89	33
35.21	47.91	22,559	0.88	(0.29)	0.88	43
26.29	28.15	17,739	0.89	(0.11)	0.90	47
22.53	9.91	16,423	0.89	(0.12)	1.00	40

30.85	25.92	104,828	0.65	0.05	0.74	38
24.59	(22.18)	103,367	0.68	(0.15)	0.74	33
36.18	48.16	141,386	0.73	(0.14)	0.73	43
26.93	28.32	133,780	0.74	0.04	0.76	47
23.00	10.05	118,449	0.74	0.02	0.85	40

31.24	26.02	7,474,875	0.55	0.15	0.64	38
24.88	(22.11)	5,407,723	0.58	(0.03)	0.64	33
36.52	48.28	5,754,949	0.63	(0.03)	0.63	43
27.16	28.49	4,854,095	0.64	0.14	0.65	47
23.15	10.18	4,527,544	0.64	0.12	0.75	40
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Year Ended June 30, 2023	$48.06	$0.16	$6.37	$6.53	$(0.12)	$(1.18)	$(1.30)
Year Ended June 30, 2022	62.14	0.05	(9.53)	(9.48)	—	(4.60)	(4.60)
Year Ended June 30, 2021	47.20	(0.03)	21.27	21.24	(0.08)	(6.22)	(6.30)
Year Ended June 30, 2020	50.52	0.13	0.78	0.91	(0.30)	(3.93)	(4.23)
Year Ended June 30, 2019	51.57	0.18	4.04	4.22	(0.13)	(5.14)	(5.27)
Class C
Year Ended June 30, 2023	44.88	(0.09)	5.95	5.86	—	(1.18)	(1.18)
Year Ended June 30, 2022	58.61	(0.25)	(8.88)	(9.13)	—	(4.60)	(4.60)
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Year Ended June 30, 2020	48.32	(0.10)	0.71	0.61	(0.05)	(3.93)	(3.98)
Year Ended June 30, 2019	49.66	(0.04)	3.84	3.80	—	(5.14)	(5.14)
Class I
Year Ended June 30, 2023	49.19	0.30	6.51	6.81	(0.24)	(1.18)	(1.42)
Year Ended June 30, 2022	63.43	0.20	(9.75)	(9.55)	(0.09)	(4.60)	(4.69)
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Year Ended June 30, 2020	51.35	0.25	0.80	1.05	(0.40)	(3.93)	(4.33)
Year Ended June 30, 2019	52.32	0.33	4.07	4.40	(0.23)	(5.14)	(5.37)
Class R2
Year Ended June 30, 2023	47.19	0.06	6.22	6.28	(0.05)	(1.18)	(1.23)
Year Ended June 30, 2022	61.24	(0.09)	(9.36)	(9.45)	—	(4.60)	(4.60)
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Year Ended June 30, 2020	49.96	0.01	0.76	0.77	(0.16)	(3.93)	(4.09)
Year Ended June 30, 2019	51.08	0.05	4.00	4.05	(0.03)	(5.14)	(5.17)
Class R5
Year Ended June 30, 2023	49.42	0.44	6.47	6.91	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.52	0.24	(9.74)	(9.50)	—	(4.60)	(4.60)
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)
Year Ended June 30, 2020	51.37	0.30	0.83	1.13	(0.46)	(3.93)	(4.39)
Year Ended June 30, 2019	52.35	0.41	4.06	4.47	(0.31)	(5.14)	(5.45)
Class R6
Year Ended June 30, 2023	49.32	0.43	6.53	6.96	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.57	0.35	(9.78)	(9.43)	(0.22)	(4.60)	(4.82)
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)
Year Ended June 30, 2020	51.41	0.37	0.81	1.18	(0.52)	(3.93)	(4.45)
Year Ended June 30, 2019	52.39	0.43	4.09	4.52	(0.36)	(5.14)	(5.50)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$53.29	13.70%	$642,773	1.14%	0.32%	1.26%	40%
48.06	(16.58)	526,401	1.15	0.08	1.26	33
62.14	47.31	595,304	1.14	(0.05)	1.26	54
47.20	2.20	405,857	1.14	0.28	1.26	49
50.52	9.92	451,118	1.13	0.37	1.26	34

49.56	13.16	14,923	1.64	(0.18)	1.78	40
44.88	(17.00)	13,761	1.65	(0.44)	1.77	33
58.61	46.59	21,836	1.63	(0.56)	1.75	54
44.95	1.69	20,753	1.64	(0.23)	1.76	49
48.32	9.37	24,071	1.63	(0.09)	1.76	34

54.58	13.99	995,077	0.89	0.58	1.01	40
49.19	(16.37)	802,716	0.90	0.33	1.02	33
63.43	47.67	886,782	0.89	0.23	1.00	54
48.07	2.46	341,317	0.89	0.53	1.01	49
51.35	10.20	301,071	0.88	0.65	1.00	34

52.24	13.43	1,546	1.39	0.11	1.68	40
47.19	(16.79)	552	1.40	(0.16)	1.66	33
61.24	46.94	555	1.38	(0.33)	1.59	54
46.64	1.96	623	1.39	0.03	1.55	49
49.96	9.63	524	1.38	0.10	1.57	34

54.78	14.15	10,068	0.74	0.84	0.86	40
49.42	(16.24)	1	0.74	0.39	0.91	33
63.52	47.89	74	0.74	0.29	0.87	54
48.11	2.62	871	0.74	0.61	0.86	49
51.37	10.37	6,073	0.73	0.81	0.86	34

54.73	14.28	1,893,374	0.64	0.83	0.76	40
49.32	(16.17)	1,285,957	0.65	0.59	0.76	33
63.57	48.03	1,320,991	0.64	0.45	0.75	54
48.14	2.72	867,761	0.64	0.75	0.76	49
51.41	10.48	2,008,540	0.63	0.87	0.75	34
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Year Ended June 30, 2023	$29.58	$(0.18)	$5.93	$5.75	$—	$(0.30)	$(0.30)
Year Ended June 30, 2022	46.20	(0.31)	(11.67)	(11.98)	—	(4.64)	(4.64)
Year Ended June 30, 2021	36.43	(0.36)	15.58	15.22	—	(5.45)	(5.45)
Year Ended June 30, 2020	32.94	(0.20)	6.50	6.30	—	(2.81)	(2.81)
Year Ended June 30, 2019	30.84	(0.17)	4.42	4.25	—	(2.15)	(2.15)
Class C
Year Ended June 30, 2023	19.86	(0.23)	3.96	3.73	—	(0.30)	(0.30)
Year Ended June 30, 2022	32.69	(0.36)	(7.83)	(8.19)	—	(4.64)	(4.64)
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Year Ended June 30, 2020	25.34	(0.28)	4.90	4.62	—	(2.81)	(2.81)
Year Ended June 30, 2019	24.37	(0.25)	3.37	3.12	—	(2.15)	(2.15)
Class I
Year Ended June 30, 2023	36.62	(0.12)	7.36	7.24	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.95	(0.25)	(14.44)	(14.69)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.37	(0.12)	7.67	7.55	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.44	(0.09)	5.17	5.08	—	(2.15)	(2.15)
Class R2
Year Ended June 30, 2023	32.93	(0.31)	6.59	6.28	—	(0.30)	(0.30)
Year Ended June 30, 2022	51.05	(0.47)	(13.01)	(13.48)	—	(4.64)	(4.64)
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Year Ended June 30, 2020	35.91	(0.31)	7.11	6.80	—	(2.81)	(2.81)
Year Ended June 30, 2019	33.49	(0.27)	4.84	4.57	—	(2.15)	(2.15)
Class R3
Year Ended June 30, 2023	35.80	(0.24)	7.18	6.94	—	(0.30)	(0.30)
Year Ended June 30, 2022	54.95	(0.41)	(14.10)	(14.51)	—	(4.64)	(4.64)
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Year Ended June 30, 2020	38.01	(0.23)	7.56	7.33	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.23	(0.20)	5.13	4.93	—	(2.15)	(2.15)
Class R4
Year Ended June 30, 2023	36.47	(0.14)	7.31	7.17	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.76	(0.28)	(14.37)	(14.65)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.30	(0.14)	7.65	7.51	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.40	(0.11)	5.16	5.05	—	(2.15)	(2.15)
Class R5
Year Ended June 30, 2023	37.42	(0.08)	7.52	7.44	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.00	(0.20)	(14.74)	(14.94)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Year Ended June 30, 2020	38.90	(0.06)	7.78	7.72	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.85	(0.04)	5.24	5.20	—	(2.15)	(2.15)
Class R6
Year Ended June 30, 2023	37.73	(0.05)	7.58	7.53	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.39	(0.16)	(14.86)	(15.02)	—	(4.64)	(4.64)
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)
Year Ended June 30, 2020	39.09	(0.04)	7.83	7.79	—	(2.81)	(2.81)
Year Ended June 30, 2019	36.00	(0.02)	5.26	5.24	—	(2.15)	(2.15)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$35.03	19.53%	$1,242,347	1.14%	(0.56)%	1.26%	45%
29.58	(28.80)	1,119,928	1.18	(0.78)	1.26	45
46.20	43.59	1,642,278	1.24	(0.85)	1.26	42
36.43	20.30	1,141,467	1.24	(0.62)	1.27	63
32.94	15.37	1,012,686	1.23	(0.56)	1.28	54

23.29	18.91	60,306	1.64	(1.06)	1.75	45
19.86	(29.14)	67,482	1.68	(1.28)	1.75	45
32.69	42.84	109,845	1.74	(1.36)	1.75	42
27.15	19.72	86,046	1.74	(1.12)	1.75	63
25.34	14.78	83,558	1.73	(1.06)	1.75	54

43.56	19.84	2,344,119	0.89	(0.30)	1.00	45
36.62	(28.62)	1,403,485	0.91	(0.50)	1.00	45
55.95	44.02	2,003,878	0.93	(0.54)	0.99	42
43.11	20.70	1,205,433	0.93	(0.31)	1.00	63
38.37	15.73	1,085,728	0.92	(0.25)	1.00	54

38.91	19.15	46,941	1.45	(0.87)	1.55	45
32.93	(29.02)	42,153	1.47	(1.06)	1.54	45
51.05	43.24	57,273	1.49	(1.10)	1.53	42
39.90	20.00	39,404	1.49	(0.87)	1.55	63
35.91	15.10	44,453	1.48	(0.81)	1.55	54

42.44	19.46	51,316	1.20	(0.62)	1.25	45
35.80	(28.82)	36,455	1.22	(0.82)	1.25	45
54.95	43.57	70,608	1.24	(0.86)	1.24	42
42.53	20.30	42,573	1.24	(0.61)	1.25	63
38.01	15.38	30,023	1.23	(0.56)	1.25	54

43.34	19.73	23,144	0.95	(0.37)	1.00	45
36.47	(28.65)	19,437	0.97	(0.56)	1.00	45
55.76	43.92	22,947	0.99	(0.60)	0.99	42
43.00	20.63	11,194	0.99	(0.37)	1.00	63
38.30	15.66	9,343	0.98	(0.31)	1.00	54

44.56	19.95	504,025	0.79	(0.21)	0.85	45
37.42	(28.53)	448,298	0.79	(0.39)	0.85	45
57.00	44.22	730,273	0.79	(0.40)	0.84	42
43.81	20.86	519,097	0.79	(0.17)	0.85	63
38.90	15.89	457,513	0.78	(0.11)	0.85	54

44.96	20.03	5,188,694	0.70	(0.11)	0.75	45
37.73	(28.47)	3,842,661	0.72	(0.31)	0.75	45
57.39	44.30	4,435,662	0.74	(0.35)	0.74	42
44.07	20.94	2,435,853	0.74	(0.11)	0.75	63
39.09	15.94	1,835,188	0.73	(0.05)	0.75	54
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Year Ended June 30, 2023	$34.90	$0.32	$3.01	$3.33	$(0.28)	$(3.59)	$(3.87)
Year Ended June 30, 2022	43.69	0.24	(2.97)	(2.73)	(0.16)	(5.90)	(6.06)
Year Ended June 30, 2021	31.12	0.17	15.09	15.26	(0.29)	(2.40)	(2.69)
Year Ended June 30, 2020	38.02	0.33	(5.35)	(5.02)	(0.33)	(1.55)	(1.88)
Year Ended June 30, 2019	39.24	0.45	0.87	1.32	(0.38)	(2.16)	(2.54)
Class C
Year Ended June 30, 2023	33.10	0.13	2.86	2.99	(0.07)	(3.59)	(3.66)
Year Ended June 30, 2022	41.77	0.03	(2.80)	(2.77)	—	(5.90)	(5.90)
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Year Ended June 30, 2020	36.44	0.14	(5.14)	(5.00)	(0.12)	(1.55)	(1.67)
Year Ended June 30, 2019	37.68	0.26	0.83	1.09	(0.17)	(2.16)	(2.33)
Class I
Year Ended June 30, 2023	35.48	0.40	3.07	3.47	(0.37)	(3.59)	(3.96)
Year Ended June 30, 2022	44.30	0.34	(3.02)	(2.68)	(0.24)	(5.90)	(6.14)
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Year Ended June 30, 2020	38.48	0.43	(5.42)	(4.99)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.70	0.54	0.88	1.42	(0.48)	(2.16)	(2.64)
Class L
Year Ended June 30, 2023	36.09	0.47	3.12	3.59	(0.43)	(3.59)	(4.02)
Year Ended June 30, 2022	44.98	0.43	(3.09)	(2.66)	(0.33)	(5.90)	(6.23)
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Year Ended June 30, 2020	38.99	0.52	(5.48)	(4.96)	(0.52)	(1.55)	(2.07)
Year Ended June 30, 2019	40.21	0.62	0.90	1.52	(0.58)	(2.16)	(2.74)
Class R2
Year Ended June 30, 2023	32.84	0.21	2.84	3.05	(0.22)	(3.59)	(3.81)
Year Ended June 30, 2022	41.48	0.12	(2.78)	(2.66)	(0.08)	(5.90)	(5.98)
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Year Ended June 30, 2020	36.35	0.23	(5.11)	(4.88)	(0.25)	(1.55)	(1.80)
Year Ended June 30, 2019	37.64	0.31	0.86	1.17	(0.30)	(2.16)	(2.46)
Class R3
Year Ended June 30, 2023	34.49	0.31	2.98	3.29	(0.29)	(3.59)	(3.88)
Year Ended June 30, 2022	43.25	0.23	(2.94)	(2.71)	(0.15)	(5.90)	(6.05)
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)
Year Ended June 30, 2020	37.70	0.33	(5.30)	(4.97)	(0.35)	(1.55)	(1.90)
Year Ended June 30, 2019	38.97	0.39	0.91	1.30	(0.41)	(2.16)	(2.57)
Class R4
Year Ended June 30, 2023	35.29	0.40	3.05	3.45	(0.39)	(3.59)	(3.98)
Year Ended June 30, 2022	44.02	0.34	(3.00)	(2.66)	(0.17)	(5.90)	(6.07)
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Year Ended June 30, 2020	38.29	0.43	(5.40)	(4.97)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.56	0.50	0.90	1.40	(0.51)	(2.16)	(2.67)
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$34.36	9.66%	$1,181,402	1.14%	0.91%	1.24%	12%
34.90	(7.73)	1,203,015	1.18	0.57	1.24	16
43.69	51.06	1,608,828	1.22	0.46	1.23	21
31.12	(14.13)	1,171,139	1.24	0.93	1.24	18
38.02	4.12	1,662,841	1.23	1.20	1.25	11

32.43	9.10	44,732	1.64	0.38	1.74	12
33.10	(8.17)	61,031	1.68	0.07	1.74	16
41.77	50.32	76,078	1.72	(0.05)	1.73	21
29.77	(14.58)	84,827	1.73	0.42	1.74	18
36.44	3.59	149,839	1.73	0.72	1.74	11

34.99	9.92	1,886,979	0.89	1.14	0.99	12
35.48	(7.50)	2,276,870	0.93	0.81	0.98	16
44.30	51.46	3,061,126	0.97	0.72	0.98	21
31.51	(13.93)	2,164,300	0.98	1.20	0.99	18
38.48	4.38	2,662,983	0.98	1.41	0.99	11

35.66	10.11	6,071,628	0.75	1.29	0.84	12
36.09	(7.35)	6,586,299	0.75	1.00	0.83	16
44.98	51.76	7,839,627	0.75	0.94	0.83	21
31.96	(13.71)	5,976,033	0.75	1.41	0.84	18
38.99	4.63	8,996,364	0.74	1.61	0.85	11

32.08	9.39	60,386	1.40	0.65	1.49	12
32.84	(7.97)	59,842	1.43	0.32	1.49	16
41.48	50.69	71,087	1.48	0.21	1.49	21
29.67	(14.36)	59,200	1.49	0.69	1.50	18
36.35	3.86	74,236	1.49	0.87	1.50	11

33.90	9.65	71,414	1.15	0.90	1.24	12
34.49	(7.75)	69,915	1.18	0.56	1.23	16
43.25	51.07	88,116	1.22	0.47	1.23	21
30.83	(14.13)	63,836	1.23	0.96	1.24	18
37.70	4.12	73,299	1.24	1.04	1.25	11

34.76	9.90	18,338	0.90	1.14	0.99	12
35.29	(7.50)	22,574	0.94	0.80	0.98	16
44.02	51.47	31,938	0.97	0.70	0.98	21
31.34	(13.93)	24,576	0.98	1.21	0.99	18
38.29	4.38	27,681	0.98	1.32	0.99	11
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R5
Year Ended June 30, 2023	$36.03	$0.47	$3.10	$3.57	$(0.42)	$(3.59)	$(4.01)
Year Ended June 30, 2022	44.90	0.40	(3.06)	(2.66)	(0.31)	(5.90)	(6.21)
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)
Year Ended June 30, 2020	38.93	0.49	(5.48)	(4.99)	(0.49)	(1.55)	(2.04)
Year Ended June 30, 2019	40.15	0.58	0.90	1.48	(0.54)	(2.16)	(2.70)
Class R6
Year Ended June 30, 2023	36.09	0.51	3.11	3.62	(0.47)	(3.59)	(4.06)
Year Ended June 30, 2022	44.96	0.46	(3.08)	(2.62)	(0.35)	(5.90)	(6.25)
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)
Year Ended June 30, 2020	38.97	0.52	(5.47)	(4.95)	(0.53)	(1.55)	(2.08)
Year Ended June 30, 2019	40.19	0.58	0.94	1.52	(0.58)	(2.16)	(2.74)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$35.59	10.08%	$47,429	0.75%	1.30%	0.84%	12%
36.03	(7.35)	48,283	0.78	0.94	0.83	16
44.90	51.69	89,178	0.82	0.87	0.83	21
31.90	(13.79)	69,110	0.83	1.34	0.83	18
38.93	4.52	95,243	0.83	1.50	0.84	11

35.65	10.20	4,087,234	0.65	1.42	0.74	12
36.09	(7.26)	3,480,524	0.68	1.07	0.73	16
44.96	51.83	4,184,659	0.72	0.97	0.73	21
31.94	(13.70)	3,101,566	0.73	1.46	0.74	18
38.97	4.63	3,272,999	0.73	1.52	0.74	11
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Year Ended June 30, 2023	$36.05	$0.52	$2.02	$2.54	$(0.53)	$(3.06)	$(3.59)
Year Ended June 30, 2022	42.90	0.41	(1.67)	(1.26)	(0.32)	(5.27)	(5.59)
Year Ended June 30, 2021	29.53	0.34	14.04	14.38	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.46	0.49	(5.04)	(4.55)	(0.45)	(0.93)	(1.38)
Year Ended June 30, 2019	35.38	0.55	1.68	2.23	(0.46)	(1.69)	(2.15)
Class C
Year Ended June 30, 2023	35.91	0.34	2.00	2.34	(0.29)	(3.06)	(3.35)
Year Ended June 30, 2022	42.73	0.20	(1.65)	(1.45)	(0.10)	(5.27)	(5.37)
Year Ended June 30, 2021	29.38	0.16	13.99	14.15	(0.27)	(0.53)	(0.80)
Year Ended June 30, 2020	35.29	0.32	(5.04)	(4.72)	(0.26)	(0.93)	(1.19)
Year Ended June 30, 2019	35.20	0.38	1.68	2.06	(0.28)	(1.69)	(1.97)
Class I
Year Ended June 30, 2023	36.31	0.61	2.03	2.64	(0.59)	(3.06)	(3.65)
Year Ended June 30, 2022	43.15	0.51	(1.68)	(1.17)	(0.40)	(5.27)	(5.67)
Year Ended June 30, 2021	29.71	0.43	14.13	14.56	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.67	0.57	(5.06)	(4.49)	(0.54)	(0.93)	(1.47)
Year Ended June 30, 2019	35.60	0.62	1.70	2.32	(0.56)	(1.69)	(2.25)
Class L
Year Ended June 30, 2023	36.36	0.66	2.04	2.70	(0.65)	(3.06)	(3.71)
Year Ended June 30, 2022	43.20	0.57	(1.68)	(1.11)	(0.46)	(5.27)	(5.73)
Year Ended June 30, 2021	29.73	0.49	14.14	14.63	(0.63)	(0.53)	(1.16)
Year Ended June 30, 2020	35.69	0.63	(5.07)	(4.44)	(0.59)	(0.93)	(1.52)
Year Ended June 30, 2019	35.62	0.72	1.64	2.36	(0.60)	(1.69)	(2.29)
Class R2
Year Ended June 30, 2023	35.56	0.41	2.00	2.41	(0.43)	(3.06)	(3.49)
Year Ended June 30, 2022	42.46	0.31	(1.65)	(1.34)	(0.29)	(5.27)	(5.56)
Year Ended June 30, 2021	29.31	0.26	13.90	14.16	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.24	0.40	(5.01)	(4.61)	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2019	35.22	0.48	1.65	2.13	(0.42)	(1.69)	(2.11)
Class R3
Year Ended June 30, 2023	35.51	0.50	2.00	2.50	(0.47)	(3.06)	(3.53)
Year Ended June 30, 2022	42.36	0.41	(1.65)	(1.24)	(0.34)	(5.27)	(5.61)
Year Ended June 30, 2021	29.21	0.33	13.88	14.21	(0.53)	(0.53)	(1.06)
Year Ended June 30, 2020	35.08	0.48	(4.98)	(4.50)	(0.44)	(0.93)	(1.37)
Year Ended June 30, 2019	35.11	0.49	1.71	2.20	(0.54)	(1.69)	(2.23)
Class R4
Year Ended June 30, 2023	36.30	0.61	2.04	2.65	(0.27)	(3.06)	(3.33)
Year Ended June 30, 2022	42.92	0.50	(1.67)	(1.17)	(0.18)	(5.27)	(5.45)
Year Ended June 30, 2021	29.56	0.42	14.06	14.48	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.52	0.57	(5.04)	(4.47)	(0.56)	(0.93)	(1.49)
Year Ended June 30, 2019	35.47	0.62	1.69	2.31	(0.57)	(1.69)	(2.26)
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$35.00	7.03%	$1,245,482	1.04%	1.45%	1.14%	24%
36.05	(3.78)	1,101,144	1.07	0.99	1.14	23
42.90	49.47	1,050,569	1.13	0.94	1.14	34
29.53	(13.60)	736,715	1.14	1.45	1.16	29
35.46	7.00	1,231,325	1.14	1.59	1.25	15

34.90	6.47	222,660	1.54	0.94	1.65	24
35.91	(4.24)	281,613	1.58	0.48	1.65	23
42.73	48.75	349,246	1.63	0.45	1.64	34
29.38	(14.04)	332,229	1.64	0.94	1.66	29
35.29	6.45	522,878	1.64	1.08	1.75	15

35.30	7.29	1,849,562	0.79	1.69	0.89	24
36.31	(3.54)	2,039,492	0.82	1.23	0.89	23
43.15	49.86	2,326,829	0.88	1.20	0.89	34
29.71	(13.39)	2,047,640	0.89	1.70	0.90	29
35.67	7.28	2,445,747	0.89	1.76	0.99	15

35.35	7.44	1,406,943	0.65	1.83	0.74	24
36.36	(3.39)	1,653,596	0.68	1.38	0.74	23
43.20	50.10	1,855,713	0.73	1.35	0.74	34
29.73	(13.26)	1,593,954	0.74	1.85	0.75	29
35.69	7.41	2,569,596	0.74	2.04	0.84	15

34.48	6.75	334	1.30	1.18	1.52	24
35.56	(4.02)	292	1.33	0.77	1.49	23
42.46	49.10	194	1.38	0.73	1.54	34
29.31	(13.82)	182	1.39	1.27	1.55	29
35.24	6.72	69	1.39	1.40	2.14	15

34.48	7.03	2,195	1.05	1.41	1.20	24
35.51	(3.78)	2,845	1.08	1.00	1.17	23
42.36	49.46	3,020	1.13	0.92	1.17	34
29.21	(13.60)	1,519	1.14	1.43	1.18	29
35.08	7.00	2,241	1.14	1.44	1.26	15

35.62	7.29	173	0.80	1.69	0.93	24
36.30	(3.53)	118	0.84	1.20	0.89	23
42.92	49.86	1,724	0.88	1.26	0.89	34
29.56	(13.40)	32,555	0.88	1.74	0.90	29
35.52	7.27	20,538	0.89	1.79	0.99	15
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R5
Year Ended June 30, 2023	$36.30	$0.65	$2.04	$2.69	$(0.66)	$(3.06)	$(3.72)
Year Ended June 30, 2022	43.12	0.57	(1.69)	(1.12)	(0.43)	(5.27)	(5.70)
Year Ended June 30, 2021	29.67	0.49	14.11	14.60	(0.62)	(0.53)	(1.15)
Year Ended June 30, 2020	35.62	0.63	(5.05)	(4.42)	(0.60)	(0.93)	(1.53)
Year Ended June 30, 2019	35.57	0.65	1.71	2.36	(0.62)	(1.69)	(2.31)
Class R6
Year Ended June 30, 2023	36.32	0.69	2.05	2.74	(0.69)	(3.06)	(3.75)
Year Ended June 30, 2022	43.16	0.61	(1.68)	(1.07)	(0.50)	(5.27)	(5.77)
Year Ended June 30, 2021	29.71	0.52	14.13	14.65	(0.67)	(0.53)	(1.20)
Year Ended June 30, 2020	35.67	0.66	(5.06)	(4.40)	(0.63)	(0.93)	(1.56)
Year Ended June 30, 2019	35.60	0.71	1.70	2.41	(0.65)	(1.69)	(2.34)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$35.27	7.45%	$18,118	0.65%	1.87%	0.74%	24%
36.30	(3.40)	1,178	0.68	1.38	0.74	23
43.12	50.12	1,365	0.73	1.41	0.74	34
29.67	(13.25)	5,529	0.74	1.85	0.75	29
35.62	7.41	8,018	0.74	1.85	0.84	15

35.31	7.58	4,341,944	0.55	1.93	0.64	24
36.32	(3.30)	4,495,856	0.58	1.47	0.64	23
43.16	50.23	5,562,656	0.63	1.44	0.64	34
29.71	(13.18)	3,949,596	0.64	1.96	0.65	29
35.67	7.57	4,025,348	0.64	2.02	0.74	15
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2023
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.
J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.
The following are 5 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.
The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.
The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.
Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

68	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Growth Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,938,610	$—	$—	$15,938,610

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,658,199	$—	$—	$3,658,199

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2023 (continued)
(Dollar values in thousands)
Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,608,103	$—	$—	$9,608,103

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,546,100	$—	$—	$13,546,100

(a)	Please refer to the SOI for specifics of portfolio holdings.

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,206,633	$—	$—	$9,206,633

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

70	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2023.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Mid Cap Equity Fund	$60,096	$(60,096)	$—
Mid Cap Growth Fund	158,735	(158,735)	—
Mid Cap Value Fund	136,587	(136,587)	—
Value Advantage Fund	75,059	(75,059)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2023, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Growth Advantage Fund	$5
Mid Cap Equity Fund	4
Mid Cap Growth Fund	8
Mid Cap Value Fund	4
Value Advantage Fund	6
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Growth Advantage Fund did not have any securities out on loan at June 30, 2023.
C. Investment Transactions with Affiliates — The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Growth Advantage Fund
For the year ended June 30, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2023	Shares at June 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.23% (a) (b)	$269,734	$3,871,485	$3,912,182	$(22)	$— (c)	$229,015	228,969	$7,897	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.29% (a) (b)	101,108	620,199	721,332	23 *	2	—	—	1,543 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.05% (a) (b)	12,601	312,287	324,888	—	—	—	—	254 *	—
Total	$383,443	$4,803,971	$4,958,402	$1	$2	$229,015		$9,694	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2023.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2023 (continued)
(Dollar values in thousands)
Mid Cap Equity Fund
For the year ended June 30, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2023	Shares at June 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.23% (a) (b)	$96,464	$1,086,942	$1,059,292	$(13)	$(1)	$124,100	124,075	$3,917	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.29% (a) (b)	7,972	486,000	450,200	11 *	— (c)	43,783	43,779	1,842 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.05% (a) (b)	1,531	245,870	230,304	—	—	17,097	17,097	262 *	—
Total	$105,967	$1,818,812	$1,739,796	$(2)	$(1)	$184,980		$6,021	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2023.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Growth Fund
For the year ended June 30, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2023	Shares at June 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.23% (a) (b)	$260,555	$2,315,440	$2,447,215	$11	$(8)	$128,783	128,758	$7,660	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.29% (a) (b)	53,864	1,029,001	945,000	41 *	(3)	137,903	137,889	3,536 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.05% (a) (b)	6,877	558,625	542,416	—	—	23,086	23,086	533 *	—
Total	$321,296	$3,903,066	$3,934,631	$52	$(11)	$289,772		$11,729	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund
For the year ended June 30, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2023	Shares at June 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.23% (a) (b)	$515,116	$1,764,285	$2,027,894	$(64)	$3	$251,446	251,396	$12,585	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.29% (a) (b)	2,200	844,000	726,200	(21)*	(4)	119,975	119,963	1,591 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.05% (a) (b)	1,052	419,134	401,981	—	—	18,205	18,205	287 *	—
Total	$518,368	$3,027,419	$3,156,075	$(85)	$(1)	$389,626		$14,463	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

72	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

(b)	The rate shown is the current yield as of June 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Value Advantage Fund
For the year ended June 30, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2023	Shares at June 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.23% (a) (b)	$338,719	$2,488,912	$2,496,473	$(28)	$(3)	$331,127	331,061	$8,304	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.29% (a) (b)	47,053	984,482	999,575	31 *	2	31,993	31,990	1,953 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.05% (a) (b)	6,257	577,158	538,879	—	—	44,536	44,536	321 *	—
Total	$392,029	$4,050,552	$4,034,927	$3	$(1)	$407,656		$10,578	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2023 (continued)
(Dollar values in thousands)
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2023 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Growth Advantage Fund
Transfer agency fees	$108	$44	$86	n/a	$3	$2	$— (a)	$4	$108	$355
Mid Cap Equity Fund
Transfer agency fees	15	3	9	n/a	2	n/a	n/a	— (a)	29	58
Mid Cap Growth Fund
Transfer agency fees	214	6	135	n/a	24	3	1	8	129	520
Mid Cap Value Fund
Transfer agency fees	71	4	33	$77	5	2	1	1	101	295
Value Advantage Fund
Transfer agency fees	57	23	52	20	1	1	— (a)	— (a)	50	204

(a)	Amount rounds to less than one thousand.
G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared  and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital  accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Growth Advantage Fund	$(19,054)	$19,062	$(8)
Mid Cap Equity Fund	—	(224)	224
Mid Cap Growth Fund	(25,404)	25,403	1
Mid Cap Value Fund	(4,291)	1,350	2,941
Value Advantage Fund	46,442	(113)	(46,329)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and tax equalization.

74	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2023, the effective rate was 0.070% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2023, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Growth Advantage Fund	$309	$5
Mid Cap Equity Fund	89	— (a)
Mid Cap Growth Fund	66	— (a)
Mid Cap Value Fund	44	2
Value Advantage Fund	144	4

(a)	Amount rounds to less than one thousand.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2023 (continued)
(Dollar values in thousands)
D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements —The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.04%	1.54%	0.79%	n/a	1.30%	1.05%	0.80%	0.65%	0.55%
Mid Cap Equity Fund	1.14	1.64	0.89	n/a	1.39	n/a	n/a	0.74	0.64
Mid Cap Growth Fund	1.14	1.64	0.89	n/a	1.45	1.20	0.95	0.79	0.70
Mid Cap Value Fund	1.14	1.64	0.89	0.75%	1.40	1.15	0.90	0.75	0.65
Value Advantage Fund	1.04	1.54	0.79	0.75	1.30	1.05	0.80	0.65	0.55
The expense limitation agreements were in effect for the year ended June 30, 2023 and  are in place until at least October 31, 2024.
For the year ended June 30, 2023, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$6,914	$4,607	$852	$12,373	$24
Mid Cap Equity Fund	2,154	1,436	20	3,610	22
Mid Cap Growth Fund	2,247	1,485	2,122	5,854	—
Mid Cap Value Fund	7,200	4,782	419	12,401	57
Value Advantage Fund	4,948	3,301	482	8,731	50
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

76	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2023 were as follows:

Growth Advantage Fund	$255
Mid Cap Equity Fund	132
Mid Cap Growth Fund	272
Mid Cap Value Fund	464
Value Advantage Fund	253
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended June 30, 2023, the amount of these reimbursements were as follows:

Growth Advantage Fund	$4
Mid Cap Equity Fund	2
Mid Cap Growth Fund	3
Mid Cap Value Fund	4
Value Advantage Fund	3
G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2023, Value Advantage Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$5,683,832	$4,984,119
Mid Cap Equity Fund	1,789,575	1,227,252
Mid Cap Growth Fund	4,587,503	3,496,499
Mid Cap Value Fund	1,642,587	2,889,637
Value Advantage Fund	2,173,649	3,135,541
During the year ended June 30, 2023, there were no purchases or sales of U.S. Government securities.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2023 (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$8,975,943	$7,102,718	$140,051	$6,962,667
Mid Cap Equity Fund	2,854,844	872,299	68,944	803,355
Mid Cap Growth Fund	7,584,376	2,289,116	265,389	2,023,727
Mid Cap Value Fund	8,737,174	5,135,710	326,784	4,808,926
Value Advantage Fund	6,639,998	2,699,084	132,449	2,566,635
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2023 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$49,571	$49,571
Mid Cap Equity Fund	17,400	69,321	86,721
Mid Cap Growth Fund	—	60,515	60,515
Mid Cap Value Fund	247,668	1,263,212	1,510,880
Value Advantage Fund	164,388	749,627	914,015

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2022 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$397,925	$1,774,309	$2,172,234
Mid Cap Equity Fund	39,511	187,709	227,220
Mid Cap Growth Fund	137,981	668,713	806,694
Mid Cap Value Fund	283,763	2,012,740	2,296,503
Value Advantage Fund	322,218	1,055,514	1,377,732

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2023, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$—	$(80,725)	$6,962,667
Mid Cap Equity Fund	9,855	—	803,355
Mid Cap Growth Fund	—	(67,576)	2,023,727
Mid Cap Value Fund	79,993	268,997	4,808,926
Value Advantage Fund	73,110	356,800	2,566,635

78	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

The cumulative timing differences primarily consist of tax adjustments on certain investments, post-October capital loss deferrals, wash sale loss deferrals and ordinary loss deferrals.
As of June 30, 2023, the following Funds had net capital loss carryforwards which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Growth Advantage Fund	$80,725	$—
Mid Cap Growth Fund	59,087	8,489
Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2023, the following Funds deferred to July 1, 2023 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses	Late Year Ordinary Loss Deferral
	Short-Term	Long-Term
Growth Advantage Fund	$147,118	$40,652	$17,715	$2,314
Mid Cap Equity Fund	23,247	15,066	1,387	—
Mid Cap Growth Fund	156,681	(28,229)	9,937	8,703
Mid Cap Value Fund	9,050	—	—	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2023.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 30, 2023.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2023.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Daily Simple SOFR Rate. Prior to August 9, 2022, interest associated with any borrowing under the Credit Facility was charged to the borrowing fund at a rate of interest equal to the Applicable Margin, plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). Effective August 8, 2023, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2023.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2023 (continued)
(Dollar values in thousands)
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2023, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	13.8%	1	23.8%
Mid Cap Equity Fund	—	—	2	62.8
Mid Cap Growth Fund	—	—	2	28.5
Mid Cap Value Fund	—	—	3	43.3
Value Advantage Fund	—	—	1	15.8
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2023, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds:
JPMorgan SmartRetirement Funds
Growth Advantage Fund	12.3%
Value Advantage Fund	21.3
Because Mid Cap Equity Fund, Mid Cap Value Fund and Value Advantage Fund invest in Real Estate Investment Trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
LIBOR was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Funds' loans, notes, derivatives and other instruments or investments comprising some or all of the Funds' investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Funds' investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Funds or their investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Funds and their investments.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

80	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Growth Advantage Fund, JPMorgan Mid Cap Equity Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Mid Cap Value Fund and JPMorgan Value Advantage Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Growth Advantage Fund (constituting J.P. Morgan Mutual Fund Investment Trust), JPMorgan Mid Cap Value Fund (constituting J.P. Morgan Fleming Mutual Fund Group, Inc.), JPMorgan Mid Cap Equity Fund and JPMorgan Value Advantage Fund (two of the funds constituting JPMorgan Trust I) and JPMorgan Mid Cap Growth Fund (one of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the "Funds") as of June 30, 2023, the related statements of operations for the year ended June 30, 2023, the statements of changes in net assets for each of the two years in the period ended June 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2023 and each of the financial highlights for each of the five years in the period ended June 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 24, 2023
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	81

TRUSTEES
(Unaudited)
The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees
John F. Finn (1947); Chair since 2020; Trustee since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	176	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present).
Stephen P. Fisher (1959); Trustee since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	176	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).
Gary L. French (1951); Trustee since 2014.	Real Estate Investor (2011-2020); Investment management industry Consultant and Expert Witness (2011-present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011-2017).	176	Independent Trustee, The China Fund, Inc. (2013-2019); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).
Kathleen M. Gallagher (1958); Trustee since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	176
Non- Executive Director, Legal &
General Investment Management
(Holdings) (2018-present);
Non-Executive Director, Legal &
General Investment Management
America (U.S. Holdings) (financial
services and insurance) (2017-present);
Advisory Board Member, State Street
Global Advisors Total Portfolio
Solutions (2017-present); Member,
Client Advisory Council, Financial
Engines, LLC (registered investment
adviser) (2011-2016); Director, Ford
Pension Funds Investment
Management Ltd. (2007-2016).

Robert J. Grassi (1957); Trustee since 2014.	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	176	None

82	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)
Frankie D. Hughes (1952); Trustee since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	176	None
Raymond Kanner (1953); Trustee since 2017.	Retired; Managing Director and Chief Investment Officer, IBM Retirement Funds (2007-2016).	176
Advisory Board Member, Penso
Advisors, LLC (2020-present); Advisory
Board Member, Los Angeles Capital
(2018-present); Advisory Board
Member, State Street Global Advisors
Total Portfolio Solutions (2017-
present); Acting Executive Director,
Committee on Investment of Employee
Benefit Assets (CIEBA) (2016-2017);
Advisory Board Member, Betterment
for Business (robo advisor) (2016-
2017); Advisory Board Member,
BlueStar Indexes (index creator)
(2013-2017); Director, Emerging
Markets Growth Fund (registered
investment company) (1997-2016);
Member, Russell Index Client Advisory
Board (2001-2015).

Thomas P. Lemke (1954); Trustee since 2014.	Retired since 2013.	176
(1) Independent Trustee of Advisors’
Inner Circle III fund platform, consisting
of the following: (i) the Advisors’ Inner
Circle Fund III, (ii) the Gallery Trust, (iii)
the Schroder Series Trust, (iv) the
Delaware Wilshire Private Markets Fund
(since 2020), (v) Chiron Capital
Allocation Fund Ltd., and (vi) formerly
the Winton Diversified Opportunities
Fund (2014-2018); and (2) Independent
Trustee of the Symmetry Panoramic
Trust (since 2018).

Lawrence R. Maffia (1950); Trustee since 2014.	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	176	Director, ICI Mutual Insurance Company (1999-2013).
Mary E. Martinez (1960); Vice Chair since 2021; Trustee since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (asset management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	176	None
Marilyn McCoy (1948); Trustee since 1999.	Retired; Vice President of Administration and Planning, Northwestern University (1985-2023).	176	None

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	83

TRUSTEES
(Unaudited) (continued)
Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)
Dr. Robert A. Oden, Jr. (1946); Trustee since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	176
Trustee, The Coldwater Conservation
Fund (2017-present); Trustee, American
Museum of Fly Fishing (2013-present);
Trustee and Vice Chair, Trout Unlimited
(2017-2021); Trustee, Dartmouth-
Hitchcock Medical Center (2011-2020).

Marian U. Pardo* (1946); Trustee since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	176	Board Chair and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).
Emily A. Youssouf (1951); Trustee since 2014.	Adjunct Professor (2011-present) and Clinical Professor (2009-2011), NYU Schack Institute of Real Estate; Board Member and Member of the Audit Committee (2013–present), Chair of Finance Committee (2019-present), Member of Related Parties Committee (2013-2018) and Member of the Enterprise Risk Committee (2015-2018), PennyMac Financial Services, Inc.; Board Member (2005-2018), Chair of Capital Committee (2006-2016), Chair of Audit Committee (2005-2018), Member of Finance Committee (2005-2018) and Chair of IT Committee (2016-2018), NYC Health and Hospitals Corporation.	176
Trustee, NYC School Construction
Authority (2009-present); Board
Member, NYS Job Development
Authority (2008-present); Trustee and
Chair of the Audit Committee of the
Transit Center Foundation (2015-2019).

Interested Trustees
Robert F. Deutsch** (1957); Trustee since 2014.	Retired; Head of ETF Business for JPMorgan Asset Management (2013-2017); Head of Global Liquidity Business for JPMorgan Asset Management (2003-2013).	176	Treasurer and Director of the JUST Capital Foundation (2017-present).
Nina O. Shenker** (1957); Trustee since 2022.	Vice Chair (2017-2021), General Counsel and Managing Director (2008-2016), Associate General Counsel and Managing Director (2004-2008), J.P. Morgan Asset & Wealth Management.	176	Director and Member of Legal and Human Resources Subcommittees, American Jewish Joint Distribution Committee (2018-present).

(1)
The year shown is the first year in which a Trustee became a member of any of the following: the JPMorgan Mutual Fund Board, the JPMorgan
ETF Board, the heritage J.P. Morgan Funds or the heritage One Group Mutual Funds. Trustees serve an indefinite term, until resignation, retirement, removal or death. The Boards' current retirement policy sets retirement at the end of the calendar year in which the Trustee attains the age of 75, provided that any Board member who was a member of the JPMorgan Mutual Fund Board prior to January 1, 2022 and was born prior to January 1, 1950 shall retire from the Board at the end of the calendar year in which the Trustee attains the age of 78.

(2)
A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes nine registered investment companies (176 J.P. Morgan Funds).

*
In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan
Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

84	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

**	Designation as an “Interested Trustee” is based on prior employment by the Adviser or an affiliate of the Adviser or interests in a control person of the Adviser.
The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	85

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. since 2014.
Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Managing Director, J.P. Morgan Investment Management Inc. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.
Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary 2010-2019)	Managing Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Samuels has been with JPMorgan Chase & Co. since 2010.
Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Kiesha Astwood-Smith (1973), Assistant Secretary (2021)
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since June 2021; Senior Director and
Counsel, Equitable Financial Life Insurance Company (formerly, AXA Equitable Life Insurance Company) from
September 2015 through June 2021.

Matthew Beck (1988), Assistant Secretary (2021)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since May 2021; Senior Legal Counsel,
Ultimus Fund Solutions from May 2018 through May 2021; General Counsel, The Nottingham Company from
April 2014 through May 2018.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Ms. Davin has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 2004.
Jessica K. Ditullio (1962) Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Ms. Ditullio has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.
Anthony Geron (1971), Assistant Secretary (2018)
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA
Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Lekstutis has been with JPMorgan Chase & Co. since 2011.
Max Vogel (1990), Assistant Secretary (2021)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since June 2021; Associate, Proskauer Rose LLP (law firm) from March 2017 to June 2021.
Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Vonnegut-Gabovitch has been with JPMorgan Chase & Co. since September 2016.
Frederick J. Cavaliere (1978), Assistant Treasurer (2023)**	Executive Director, J.P. Morgan Investment Management Inc. Mr. Cavaliere has been with JPMorgan Chase & Co. since May 2006.
Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.
Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Executive Director, J.P. Morgan Investment Management Inc. Mr. Fleytekh has been with J.P. Morgan Investment Management Inc. since February 2012.
Shannon Gaines (1977), Assistant Treasurer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. Mr. Gaines has been with J.P. Morgan Investment Management Inc. since January 2014.
Jeffrey D. House (1972), Assistant Treasurer (2017)*	Vice President, J.P. Morgan Investment Management Inc. since July 2006.
Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. since 2014.
Joseph Parascondola (1963), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. Mr. Parascondola has been with J.P. Morgan Investment Management Inc. since 2006.

86	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Gillian I. Sands (1969), Assistant Treasurer (2012)	Executive Director, J.P. Morgan Investment Management Inc. Ms. Sands has been with J.P. Morgan Investment Management Inc. since 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.
*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.
**	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	87

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, January 1, 2023, and continued to hold your shares at the end of the reporting period, June 30, 2023.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Growth Advantage Fund
Class A
Actual	$1,000.00	$1,275.00	$5.87	1.04%
Hypothetical	1,000.00	1,019.64	5.21	1.04
Class C
Actual	1,000.00	1,272.20	8.68	1.54
Hypothetical	1,000.00	1,017.16	7.70	1.54
Class I
Actual	1,000.00	1,276.90	4.46	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79
Class R2
Actual	1,000.00	1,273.30	7.33	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Class R3
Actual	1,000.00	1,275.20	5.92	1.05
Hypothetical	1,000.00	1,019.59	5.26	1.05
Class R4
Actual	1,000.00	1,276.80	4.52	0.80
Hypothetical	1,000.00	1,020.83	4.01	0.80
Class R5
Actual	1,000.00	1,278.00	3.67	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class R6
Actual	1,000.00	1,278.20	3.11	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55

88	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Equity Fund
Class A
Actual	$1,000.00	$1,084.50	$5.89	1.14%
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class C
Actual	1,000.00	1,081.90	8.47	1.64
Hypothetical	1,000.00	1,016.66	8.20	1.64
Class I
Actual	1,000.00	1,085.70	4.60	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class R2
Actual	1,000.00	1,083.10	7.13	1.38
Hypothetical	1,000.00	1,017.95	6.90	1.38
Class R5
Actual	1,000.00	1,086.50	3.83	0.74
Hypothetical	1,000.00	1,021.13	3.71	0.74
Class R6
Actual	1,000.00	1,087.00	3.31	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64
JPMorgan Mid Cap Growth Fund
Class A
Actual	1,000.00	1,148.90	6.07	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class C
Actual	1,000.00	1,146.20	8.73	1.64
Hypothetical	1,000.00	1,016.66	8.20	1.64
Class I
Actual	1,000.00	1,150.20	4.74	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class R2
Actual	1,000.00	1,147.10	7.72	1.45
Hypothetical	1,000.00	1,017.60	7.25	1.45
Class R3
Actual	1,000.00	1,148.60	6.39	1.20
Hypothetical	1,000.00	1,018.84	6.01	1.20
Class R4
Actual	1,000.00	1,149.90	5.06	0.95
Hypothetical	1,000.00	1,020.08	4.76	0.95
Class R5
Actual	1,000.00	1,150.80	4.21	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79
Class R6
Actual	1,000.00	1,151.30	3.73	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
JPMorgan Mid Cap Value Fund
Class A
Actual	1,000.00	1,037.40	5.76	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class C
Actual	1,000.00	1,034.80	8.27	1.64
Hypothetical	1,000.00	1,016.66	8.20	1.64

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	89

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Value Fund (continued)
Class I
Actual	$1,000.00	$1,038.60	$4.50	0.89%
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class L
Actual	1,000.00	1,039.60	3.79	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class R2
Actual	1,000.00	1,036.20	7.07	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Class R3
Actual	1,000.00	1,037.30	5.81	1.15
Hypothetical	1,000.00	1,019.09	5.76	1.15
Class R4
Actual	1,000.00	1,038.90	4.55	0.90
Hypothetical	1,000.00	1,020.33	4.51	0.90
Class R5
Actual	1,000.00	1,039.40	3.79	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class R6
Actual	1,000.00	1,040.30	3.29	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
JPMorgan Value Advantage Fund
Class A
Actual	1,000.00	1,015.40	5.20	1.04
Hypothetical	1,000.00	1,019.64	5.21	1.04
Class C
Actual	1,000.00	1,012.80	7.69	1.54
Hypothetical	1,000.00	1,017.16	7.70	1.54
Class I
Actual	1,000.00	1,016.70	3.95	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79
Class L
Actual	1,000.00	1,017.30	3.25	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class R2
Actual	1,000.00	1,013.80	6.49	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Class R3
Actual	1,000.00	1,015.30	5.25	1.05
Hypothetical	1,000.00	1,019.59	5.26	1.05
Class R4
Actual	1,000.00	1,016.60	4.00	0.80
Hypothetical	1,000.00	1,020.83	4.01	0.80
Class R5
Actual	1,000.00	1,017.30	3.25	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class R6
Actual	1,000.00	1,017.90	2.75	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55

*	Expenses are equal to each Class’ respective annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

90	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

June 30, 2023	J.P. Morgan Mid Cap/Multi-Cap Funds	91

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2023. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2023. The information necessary to complete your income tax returns for the calendar year ending December 31, 2023 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2023:
Dividends Received Deduction
JPMorgan Mid Cap Equity Fund	100.00%
JPMorgan Mid Cap Value Fund	95.32
JPMorgan Value Advantage Fund	100.00
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2023:
Long-Term Capital Gain Distribution
JPMorgan Growth Advantage Fund	$49,571
JPMorgan Mid Cap Equity Fund	69,321
JPMorgan Mid Cap Growth Fund	60,515
JPMorgan Mid Cap Value Fund	1,263,212
JPMorgan Value Advantage Fund	796,070
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2023:
Qualified Dividend Income
JPMorgan Mid Cap Equity Fund	$17,400
JPMorgan Mid Cap Value Fund	236,516
JPMorgan Value Advantage Fund	164,388
Section 199A Income
The following Funds had the following amount, or maximum allowable amount, of ordinary income distributions treated as 199A dividends for the fiscal year ended June 30, 2022.
Qualified Business Income
JPMorgan Mid Cap Value Fund	$8,318

92	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2023

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
○Social Security number and account balances
○transaction history and account transactions
○checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’
personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don't share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions? Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.

How does J.P. Morgan Funds collect my personal information?	We collect your personal information, for example, when you:
○open an account or provide contact information
○give us your account information or pay us by check
○make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only:
○sharing for affiliates’ everyday business purposes – information about your creditworthiness
○affiliates from using your information to market to you
○sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
○J.P. Morgan Funds does not share with our affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
○J.P. Morgan Funds does not share with nonaffiliates so they can market to you.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
○J.P. Morgan Funds doesn’t jointly market.

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. June 2023.
AN-MC-623

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2023 – $33,686

2022 – $33,674

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2023 – $5,494

2022 – $5,494

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2023 – $10,459

2022 – $10,460

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2023 and 2022, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2023 – Not applicable

2022 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2023 – 0.0%

2022 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable – Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2022 – $31.6 million

2021 – $ 30.5 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6.	INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 1, 2023

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
September 1, 2023